As filed with the Securities and Exchange Commission on April 30, 2004

                                                             File No. 333-23171
                                                                      811-04721
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                      [ ]
       Post-Effective Amendment No.   16                                |X|
                                    ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.   3                                                |X|
                     -----
                        (Check appropriate box or boxes.)

                                ----------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                                ----------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                                ----------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                ----------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                     (Name and Address of Agent for Service)

                                ----------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on pursuant to paragraph (a)(1) of Rule 485

   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                ----------------
================================================================================

                                     PART A

                                                                     [VERSION A]
                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

This prospectus describes a survivorship flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-AIM Mid-Cap Equity Series
[diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series

[diamond]   Phoenix-Kayne Rising Dividends Series

[diamond]   Phoenix-Kayne Small-Cap Quality Value Series
[diamond]   Phoenix-Lazard International Equity Select Series
[diamond]   Phoenix-Lazard Small-Cap Value Series
[diamond]   Phoenix-Lazard U.S. Multi-Cap Series
[diamond]   Phoenix-Lord Abbett Bond-Debenture Series
[diamond]   Phoenix-Lord Abbett Large-Cap Value Series
[diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]   Phoenix-MFS Investors Growth Stock Series
[diamond]   Phoenix-MFS Investors Trust Series
[diamond]   Phoenix-MFS Value Series
[diamond]   Phoenix-Northern Dow 30 Series
[diamond]   Phoenix-Northern Nasdaq-100 Index(R)Series
[diamond]   Phoenix-Oakhurst Growth and Income Series
[diamond]   Phoenix-Oakhurst Strategic Allocation Series

[diamond]   Phoenix-Oakhurst Value Equity Series

[diamond]   Phoenix-Sanford Bernstein Global Value Series
[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series
[diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]   Mutual Shares Securities Fund
[diamond]   Templeton Developing Markets Securities Fund *
[diamond]   Templeton Foreign Securities Fund
[diamond]   Templeton Global Asset Allocation Fund *
[diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]   Rydex Variable Trust Juno Fund
[diamond]   Rydex Variable Trust Nova Fund
[diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]   Scudder VIT EAFE(R) Equity Index Fund
[diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

[diamond]   Wanger International Select
[diamond]   Wanger International Small Cap
[diamond]   Wanger Select

[diamond]   Wanger U.S. Smaller Companies


* Not available for new investors

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:             [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                         PO Box 8027
                                                                         Boston, MA 02266-8027


                                                             [telephone] 800/541-0171


                                TABLE OF CONTENTS

 Heading                                                Page
--------------------------------------------------------------

RISK/BENEFIT SUMMARY .................................     3
   Policy Benefits ...................................     3
   Policy Risks ......................................     3
FEE TABLES ...........................................     4
   Transaction Fees ..................................     4
   Periodic Charges Other than Fund Operating
     Expenses.........................................     5
   Minimum and Maximum Fund Operating Expenses........     6
   Annual Fund Expenses...............................     7
PHOENIX LIFE INSURANCE COMPANY .......................     9
THE SEPARATE ACCOUNT..................................     9
   Valuation Date.....................................     9
   Performance History ...............................     9
VOTING RIGHTS ........................................     9
THE GUARANTEED INTEREST ACCOUNT ......................    10
CHARGES AND DEDUCTIONS................................    10
   General ...........................................    10
   Charges Deducted from Premium Payments.............    10
   Tax................................................    11
   Periodic Charges ..................................    11
   Loan Interest Charged..............................    12
   Conditional Charges ...............................    12
   Transfer Charge....................................    13
   Other Tax Charges .................................    13
   Fund Charges.......................................    13
THE POLICY ...........................................    13
   Contract Rights: Owner, Insureds, Beneficiary .....    13
   Contract Limitations...............................    14
   Purchasing a Policy................................    14
GENERAL ..............................................    15
   Postponement of Payments ..........................    15
   Optional Insurance Benefits .......................    15
   Death Benefit......................................    16
PAYMENT OF PROCEEDS ..................................    17
   Surrender and Death Benefit Proceeds ..............    17
   Payment Options ...................................    17
   Surrenders.........................................    18
   Transfer of Policy Value...........................    19
   Disruptive Trading and Market Timing...............    19
   Loans..............................................    20
   Lapse..............................................    21
FEDERAL INCOME TAX CONSIDERATIONS ....................    21
   Introduction ......................................    21
   Income Tax Status..................................    21
   Policy Benefits....................................    22
   Business-Owned Policies............................    22
   Modified Endowment Contracts.......................    22
   Limitations on Unreasonable Mortality and
     Expense Charges..................................    23
   Qualified Plans....................................    23
   Diversification Standards..........................    23
   Change of Ownership or Insured or Assignment.......    24
   Other Taxes........................................    24
   Withholding........................................    24
FINANCIAL STATEMENTS..................................    24
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond]   Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond]   Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.


You may change your Death Benefit Option at any time. Option 1 applies if you do not choose an option.


After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE

We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Temporary Insurance Receipt.


FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]   Disability Benefit Rider
[diamond]   Four Year Survivorship Term Rider
[diamond]   Conditional Exchange Option Rider
[diamond]   Policy Split Option Rider
[diamond]   Guaranteed Death Benefit Rider (not available with policies issued on or after January 27, 2003)
[diamond]   Conversion to Universal Life Rider
[diamond]   Age 100+ Rider
[diamond]   LifePlan Options Rider
[diamond]   Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.



POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES

                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SALES CHARGE(1)                  Upon premium payment.        We charge up to 20% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TAX CHARGE                       Upon premium payment.        2.25% of each premium for nonqualified plans.
                                                              1.50% of each premium for qualified plans.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FEDERAL TAX CHARGE               Upon premium payment.        1.50% of each premium payment.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On Policy Date and monthly   $600 which is deducted at a rate of $50 per month for 12 months.
                                 on Monthly Calculation Day
                                 during 12 policy months
                                 following issue. We will
                                 deduct any unpaid balance
                                 in the event of lapse or
                                 termination.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE(2)              Upon Full Surrender during   Up to 100% of the Target Annual Premium (TAP). The TAP is
                                 the first 9 policy years.    established at issue by an arithmetic formula based on personal
                                 Charge does not apply to a   information (age, gender, risk class) and face amount of insurance
                                 policy lapse.                coverage. A complete display of the surrender charges is provided in the contract.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    For a partial surrender:
                                 a reduction In the policy    ------------------------
                                 face amount.                 The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.


                                                              For a decrease in face amount:
                                                              ------------------------------
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PARTIAL SURRENDER FEE(3)         Upon Partial Surrender.      2.00% of the amount withdrawn.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 20% applies only during the first policy year and only on premium amounts up to the TAP. We deduct a sales charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy.
(2) The maximum surrender charge applies during the six years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the tenth policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

(3) We limit this fee to a maximum of $25.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will increase this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0002 per $1,000 of net amount at risk(2). We will increase this
    and female age 42 both in                                 charge as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly processing   $20 per month for policies with face amounts up to $400,000.
                                 day for the first 10         $0.05 per $1,000 of face amount for policies with face amounts
                                 policy years.                greater than $400,000, but less than $1,600,000.
                                                              $80 per month for policies with face amounts greater than $1,600,000.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                       Maximum of 0.80% of average daily net assets on an annual basis.
CHARGE(3)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right to
                                 taxes.                       impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.

------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------

FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.01 - $20.27 per $1,000 of rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age                                    $0.01 per $1,000 of rider face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0003 - $83.33 per $1,000 of term rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

   Example for a male age 45                                  $0.001 per $1,000 of term rider face amount.
   and female age 42 both in
   the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTION      On each Monthly              $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.01 per $1,000 of base policy face amount.
(not available after 1/27/03)    Calculation Day beginning
                                 in policy year 11.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits".
                                 rider.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    You must provide evidence of insurability. We describe this rider
                                 rider.                       later under "Additional Rider Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------

CONVERSION TO UNIVERSAL LIFE     We do not charge for this    We describe this rider later under "Optional Insurance Benefits".
RIDER                            rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(5)      On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER                   We do not charge for this    We describe this rider later under "Optional Insurance Benefits".
                                 rider.

------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) At present, we reduce this charge to 0.25% in policy year 16 and after. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) Depending on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.
(5)  This charge depends on age when the rider is issued, but does not increase.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                    MINIMUM AND MAXIMUM FUND ANNUAL EXPENSES

                                                            Minimum                      Maximum

Total Annual Fund Operating Expenses(1)                      0.30%            -           5.73%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)



(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2, 7)           1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (3)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                       Net Annual                                                         Net
                                                       ----------                                                         ---
                                        Reimbursements    Fund                                            Reimbursements  Fund
                                        --------------    ----                                            --------------  ----
                 Series                    & Waivers    Expenses                   Series                   & Waivers   Expenses
                 ------                    ---------    --------                   ------                   ---------   --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced Index  (0.09%)        0.65%    Phoenix-MFS Investors Trust              (2.92%)       1.00%
Phoenix-Alliance/Bernstein Growth + Value  (1.55%)        1.10%    Phoenix-MFS Value                        (0.63%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%
  Bond (9)                                 (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%
Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Global Value   (0.86%)       1.15%
Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Mid-Cap Value  (0.07%)       1.30%
  Select                                   (0.98%)        1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%      Value                                  (0.22%)       1.30%
Phoenix-Lazard U.S. Multi-Cap              (3.77%)        0.95%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%      Growth                                 (2.74%)       1.00%
Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


         (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or
                     eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Annual
                                                                  Rule                                             Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual      After
                                                   Management   Service    Operating   Total Annual Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
  Shares                                             0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                       ----------------------------------------       ------------------------

Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
Shares
VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
VIP Growth Portfolio                                                (0.03%)                                0.74%
Technology Portfolio                                                (0.18%)                                1.15%



         (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or
                     eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses whether or not realized of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

    Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------
Washington's Birthday             Thanksgiving Day
-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day

-------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)   the election of the fund's Trustees;


2)   the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.


You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.



THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:   25% of the total value
[diamond]  Second Year:  33% of remaining value
[diamond]  Third Year:   50% of remaining value
[diamond]  Fourth Year:  100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.



CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond]  our expenses in selling the policy;

[diamond]  underwriting and issuing the policy;

[diamond]  premium and federal taxes incurred on premiums received;

[diamond]  providing the insurance benefits set forth in the policy; and

[diamond]  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond]  sales charge,

[diamond]  issue expense charge;

[diamond]  administrative charge; and/or

[diamond]  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:              20% of premiums paid up to the
                            first TAP 5% of premiums in
                            excess of the TAP
Policy Years 2-10           5% of premium
Policy Years 11 and over:   0% of premiums

The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; and (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force.


TAX
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.


FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond]  ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $600. Rather than deduct the full amount at once, the charge is deducted in equal monthly installments of $50 over the first twelve months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

[diamond]  ADMINISTRATIVE CHARGE. This charge is assessed to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. The administrative charge is only assessed during the first ten policy years and varies by the face amount of the policy as follows:

    o  $20 per month for policies with face amounts of up to $400,000;

    o $0.05 per $1,000 for policies with face amounts of $400,001 up to $1,600,000; and

    o  $80 per month for policies with face amounts of greater than $1,600,000.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

           We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond]  COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.


           Four riders are available at no charge with every Estate Edge policy:


    o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

    o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

    o AGE 100+ RIDER. This rider maintains the full death benefit under the Policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

    o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, certain favorable policy options may be exercised or elected.

    We charge for providing benefits under the following riders:

    o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

    o FOUR YEAR SURVIVORSHIP TERM RIDER. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

    o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

    o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to the rider.

    o GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

        For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

        The rider will remain in effect if one of three conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond]  MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

           We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

           We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

           If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

           We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

           For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-----------------------------------------------------------
                                      RATE WE CREDIT THE
                                    LOANED PORTION OF THE
               LOAN INTEREST RATE    GUARANTEED INTEREST
                    CHARGED                ACCOUNT
------------- --------------------- -----------------------
   POLICY       MOST        NEW       MOST         NEW
   YEARS       STATES      YORK      STATES       YORK
------------- ---------- ---------- ---------- ------------
    1-10         4%         6%         2%          4%
------------- ---------- ---------- ---------- ------------
   11-16         3%         5%         2%          4%
------------- ---------- ---------- ---------- ------------
    16+         2.5%       4.5%        2%          4%
-----------------------------------------------------------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond]  SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

           During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 10th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is equal to the percentage amount shown below:

 --------------------------------------------------------------
                    SURRENDER CHARGE TABLE
 --------------------------------------------------------------
             SURRENDER            SURRENDER           SURRENDER
   POLICY     CHARGE    POLICY     CHARGE    POLICY    CHARGE
   MONTH     % OF TAP   MONTH     % OF TAP   MONTH    % OF TAP
   -----     --------   -----     --------   -----    --------
    1-70       100%       87        66%       104       32%
     71         98%       88        64%       105       30%
     72         96%       89        62%       106       28%
     73         94%       90        60%       107       26%
     74         92%       91        58%       108       24%
     75         90%       92        56%       109       22%
     76         88%       93        54%       110       20%
     77         86%       94        52%       111       18%
     78         84%       95        50%       112       16%
     79         82%       96        48%       113       14%
     80         80%       97        46%       114       12%
     81         78%       98        44%       115       10%
     82         76%       99        42%       116       08%
     83         74%       100       40%       117       06%
     84         72%       101       38%       118       04%
     85         70%       102       36%       119       02%
     86         68%       103       34%       120       0%

Policy Year 11+ (Since Issue): No surrender charge applies

We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.

[diamond]  PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond]  PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

           A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.


These fund charges and other expenses are described more fully in the respective fund prospectuses.



THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the lives of 2 other individuals provided you have the insureds' consents and a legally recognized interest for insuring their lives. You could, for example, purchase a policy on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Edge policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. Both insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we temporarily allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice. We reserve the right to limit increases to such maximums as we may establish and change from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.


PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a

Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.



GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:


[diamond]  for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond]  We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


[diamond]  whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond]  DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond]  FOUR-YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond]  POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond]  CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

    1)  the divorce of the insureds, or

    2)  major change in the federal estate tax law.

    Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond]  GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

           For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

           The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

    1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

    2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

    3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond]  CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond]  AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]  LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

    1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

    2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

    3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

    4) An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond]  ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option Four increase options are available:

    1) Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

    2) Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

    3) Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

    4) Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

    Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the last surviving insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

A Guaranteed Death Benefit Rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force; there may be limitations on the amount of partial surrenders or decreases in face amount permitted. See the description above under "Optional Insurance Benefits" and the rider for more information.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT:
EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

REQUEST FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond]  the death of the payee; or

[diamond]  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]  10 years;

[diamond]  20 years; or

[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 33/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 33/8% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond]  the end of the 10-year period certain;

[diamond]  the death of the insured; or

[diamond]  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 33/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.


Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."


FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond]  The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount and/or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond]  The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond]  A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount and/or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling us at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.


Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1)  the transfer(s) are made as part of a Systematic Transfer Program, or

2)  we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly      [diamond]  $150 semiannually

[diamond]  $75 quarterly    [diamond]  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.


ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts and/or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond]  In most states except New York, the rates in effect will be:

    o   Policy years 1-10 :                       4%
    o   Policy years 11-15:                       3%
    o   Policy years 16 and thereafter:           2 1/2%

    We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.

[diamond]  In New York only, the rates will be:

    o   Policy years 1-10:                        6%
    o   Policy years 11-15:                       5%

    o   Policy years 16 and thereafter:           4 1/2%

    We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.



FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]  55% in any one investment

[diamond]  70% in any two investments

[diamond]  80% in any three investments

[diamond]  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Estate Edge(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE

-------------------------------------------------------------------------------------------------------------------------------

                                                                           Investment Type
                                            -----------------------------------------------------------------------------------
                                             Aggressive                                   Growth
                  Series                       Growth      Conservative     Growth        Income       Income       Specialty
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                                                                     |X|
Securities
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                                |X|
Bond
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                      |X|
Growth
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                     |X|
Securities II
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities         |X|
Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                               |X|

-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         --------------------------------------------------------------------------------------

                                                      Phoenix                                           Deutsche    Federated
                                           Phoenix    Variable  Duff & Phelps    AIM      Fred Alger     Asset      Investment
                                         Investment   Advisors,  Investment    Advisors,  Management,  Management,  Management
         Series                         Counsel, Inc.   Inc.    Management Co.   Inc.        Inc.         Inc.       Company

-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities                                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth           |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-------------------------------------------------------------------------------------------------------------------------------



                                                                                   Advisors
                                         -------------------------------------------------------------------------------------------
                                            Fidelity               Morgan
                                              and      Franklin    Stanley             Templeton   Templeton  Templeton   Wanger
                                           Management   Mutual    Investment  Rydex      Asset       Global   Investment   Asset
                                            Research   Advisers,  Management  Global   Management,  Advisors   Counsel,  Management,
         Series                             Company      LLC         Inc.    Advisors     Ltd.      Limited      Inc.       L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                  |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                        --------------------------------------------------------------------------------------------
                                                                                       Kayne
                                                                                     Anderson
                                                Aberdeen      AIM       Alliance      Rudnick      Lazard
                                                 Fund       Capital     Capital      Investment     Asset      Lord,         MFS
                                                Managers,  Management, Management,   Management,  Management   Abbett &   Investment
         Series                                   Inc.        Inc.        L.P.          LLC          LLC       Co. LLC    Management
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                       |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                       |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                 |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                       |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------




                                        -----------------------------------------------------
                                                           Subadvisors
                                         ----------------------------------------------------

                                                                                   State
                                          Northern                   Seneca        Street
                                            Trust       Engemann     Capital     Research &
                                         Investments,     Asset     Management,  Management
         Series                           Inc. N.A.    Management      LLC        Company
---------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
---------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
---------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
---------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
---------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
---------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
---------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
---------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
---------------------------------------------------------------------------------------------
Phoenix-MFS Value
---------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                     |X|
---------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)        |X|
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
---------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                          |X|
---------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                         |X|
---------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                              |X|
Growth
---------------------------------------------------------------------------------------------


Phoenix Life Insurance Company
P.O. Box 22012
Albany, NY 12201-2012



























Additional information about the Estate Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V602

Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT


L0271 PR (C)2004 The Phoenix Companies, Inc.                  [logo] Printed on recycled paper.                            5-04


                                                                     [VERSION B]
                              ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                 DEVELOPED EXCLUSIVELY FOR NFP SECURITIES, INC.

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2004

This prospectus describes a survivorship flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. We pay a death benefit when the last insured dies. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]  Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond]  Phoenix-Lazard U.S. Multi-Cap Series
[diamond]  Phoenix-Lord Abbett Bond-Debenture Series
[diamond]  Phoenix-Lord Abbett Large-Cap Value Series
[diamond]  Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]  Phoenix-MFS Investors Growth Stock Series
[diamond]  Phoenix-MFS Investors Trust Series
[diamond]  Phoenix-MFS Value Series
[diamond]  Phoenix-Northern Dow 30 Series
[diamond]  Phoenix-Northern Nasdaq-100 Index(R)Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Oakhurst Value Equity Series
[diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series
[diamond]  Phoenix-State Street Research Small-Cap Growth Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund
[diamond]  Rydex Variable Trust Nova Fund
[diamond]  Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

[diamond]  Scudder VIT EAFE(R) Equity Index Fund
[diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------

[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies


It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                            PO Box 8027
                                                                            Boston, MA 02266-8027

                                                                [telephone] 800/541-0171


                                TABLE OF CONTENTS

Heading                                               Page
----------------------------------------------------------
RISK/BENEFIT SUMMARY..................................   3
   Policy Benefits....................................   3
   Policy Risks.......................................   3
FEE TABLES............................................   4
   Transaction Fees...................................   4
   Periodic Charges Other than Fund Operating
     Expenses.........................................   5
   Minimum and Maximum Fund Operating Expenses........   6
   Annual Fund Expenses...............................   7
PHOENIX LIFE INSURANCE COMPANY........................   9
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   ("THE SEPARATE ACCOUNT")...........................   9
   Valuation Date ....................................   9
   Performance History ...............................   9
VOTING RIGHTS ........................................   9
THE GUARANTEED INTEREST ACCOUNT ......................  10
CHARGES AND DEDUCTIONS ...............................  10
   General ...........................................  10
   Charges Deducted from Premium Payments ............  10
   Tax................................................  10
   Periodic Charges ..................................  11
   Loan Interest Charged..............................  12
   Conditional Charges ...............................  12
   Transfer Charge....................................  13
   Other Tax Charges .................................  13
   Fund Charges ......................................  13
THE POLICY ...........................................  13
   Contract Rights: Owner, Insureds, Beneficiary .....  13
   Contract Limitations ..............................  13
   Purchasing a Policy ...............................  13
GENERAL...............................................  15
   Postponement of Payments...........................  15
   Optional Insurance Benefits .......................  15
   Death Benefit .....................................  16
PAYMENT OF PROCEEDS ..................................  16
   Surrender and Death Benefit Proceeds ..............  16
   Payment Options ...................................  17
   Surrenders.........................................  17
   Transfer of Policy Value...........................  18
   Disruptive Trading and Market Timing...............  18
   Loans..............................................  19
   Lapse..............................................  20
FEDERAL INCOME TAX CONSIDERATIONS.....................  21
   Introduction.......................................  21
   Income Tax Status..................................  21
   Policy Benefits....................................  21
   Business-Owned Policies............................  22
   Modified Endowment Contracts.......................  22
   Limitations on Unreasonable Mortality and
     Expense Charges..................................  23
   Qualified Plans....................................  23
   Diversification Standards..........................  23
   Change of Ownership or Insured or Assignment.......  23
   Other Taxes........................................  23
   Withholding........................................  23
FINANCIAL STATEMENTS..................................  23
APPENDIX A - INVESTMENT OPTIONS....................... A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFIT
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond]  Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond]  Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE

We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Temporary Insurance Receipt.


FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Guaranteed Death Benefit Rider
[diamond]  Disability Benefit Rider
[diamond]  Four Year Survivorship Term Rider
[diamond]  Policy Split Option Rider
[diamond]  Conditional Exchange Option Rider
[diamond]  Conversion to Universal Life Rider
[diamond]  Age 100+ Rider
[diamond]  LifePlan Options Rider
[diamond]  Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first five years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SALES CHARGE(1)                  Upon premium payment.        We charge up to 30% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TAX CHARGE                       Upon premium payment.        2.25% of each premium for nonqualified plans.

                                                              1.50% of each premium for qualified plans.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

FEDERAL TAX CHARGE               Upon premium payment.        1.50% of each premium payment.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On Policy Date and monthly   $3,000 which is deducted at a rate of $50 per month.
                                 on Monthly Calculation Day
                                 during 60 policy months
                                 following issue. We will
                                 deduct any unpaid balance
                                 in the event of lapse or
                                 termination.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE(2)              Upon Full Surrender during   Up to 50% of the Target Annual Premium (TAP). The TAP is established
                                 the first 5 policy years.    at issue by an arithmetic formula based on personal information
                                                              (age, gender, risk class) and face amount of insurance coverage. A
                                 Charge does not apply to a   complete display of surrender charges is provided in the contract.
                                 policy lapse.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE(3)      Upon Partial Surrender or    For a partial surrender:
                                 a reduction In the policy    ------------------------
                                 face amount.
                                                              The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                              For a decrease in face amount:
                                                              ------------------------------

                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PARTIAL SURRENDER FEE(3)         Upon Partial Surrender.      2.00% of the amount withdrawn.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.

------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 30% applies only during the first policy year and only on premium amounts up to the TAP. Reduced sales charges apply payments in excess of TAP in the first policy year, and in policy years two through 20 and become 3% of all premiums paid beginning in policy year 11. As of the date of this prospectus we do not deduct a sales charge from premiums paid in policy year 21 and later. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy. We provide a table of sales charges by policy year in the "Charges and Deductions" section.
(2) The maximum surrender charge applies during the first year after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the sixth policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

(3) We limit this fee to a maximum of $25.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum
    Charges                                                   $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will increase this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0007 per $1,000 of net amount at risk(2). We will increase this
    and female age 42 both in                                 charge as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly processing   $7.50 plus $0.02 per $1,000 of face amount per month.
                                 day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                       Maximum of 0.60% of average daily net assets on an annual basis.
CHARGE(3)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right to
                                 taxes.                       impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.01 - $24.33 per $1,000 of rider face amount.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age                                    $0.10 per $1,000 of rider face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0003 - $83.33 per $1,000 of term rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.001 per $1,000 of term rider face amount
    and female age 42 both in
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

CONDITIONAL EXCHANGE OPTION      On each Monthly              $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.01 per $1,000 of base policy face amount.
                                 Calculation Day beginning
                                 in policy year 11.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider. It is available on
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONVERSION TO UNIVERSAL LIFE     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
RIDER                            rider.
------------------------------------------------------------------------------------------------------------------------------------

                                       5


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER                   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.22 - $0.82 per $1,000 of face amount.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 per $1,000 of face amount.
    and female age 42 both in
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) As of the date of this prospectus we charge 0.40% of average daily net assets on an annual basis. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) Depending on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.


    THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                              MINIMUM AND MAXIMUM FUND OPERATING EXPENSES
                                                                              Minimum                            Maximum

   Total Annual Fund Operating Expenses(1)                                     0.30%              -               5.73%
   (expenses that are deducted from a fund's assets,
   including management fees, distribution and/or
   12b-1 fees, and other expenses)



(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees           Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2,7)             1.56%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
------------------------------------------------------------------------------------------------------------------------------------

 (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
 (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
 (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
 (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
 (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
 (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
 (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.




                                                           Net                                                                Net
                                                           ---                                                                ---
                                                          Annual                                                             Annual
                                                          ------                                                             ------
                                         Reimbursements    Fund                                             Reimbursements    Fund
                                         --------------    ----                                             --------------    ----
                 Series                    & Waivers     Expenses                   Series                    & Waivers     Expenses
                 ------                    ---------     --------                   ------                    ---------     --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock         (0.17%)        1.00%
Phoenix-Alliance/Bernstein Enhanced Index  (0.09%)        0.65%    Phoenix-MFS Investors Trust                (2.92%)        1.00%
Phoenix-Alliance/Bernstein Growth + Value  (1.55%)        1.10%    Phoenix-MFS Value                          (0.63%)        1.00%
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Dow 30                    (0.41%)        0.60%
Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Northern Nasdaq-100 Index(R)       (0.85%)        0.60%
  Bond(9)                                  (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income         (0.06%)        0.95%
Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity              (0.07%)        0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Global Value     (0.86%)        1.15%
Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Mid-Cap Value    (0.07%)        1.30%
  Select                                   (0.98%)        1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%      Value                                    (0.22%)        1.30%
Phoenix-Lazard U.S. Multi-Cap              (3.77%)        0.95%    Phoenix-Seneca Mid-Cap Growth              (0.01%)        1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%      Growth                                   (2.74%)        1.00%
Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%

 (9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Net Annual
                                                                  Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual         After
                                                   Management   Service    Operating   Total Annual  Reimbursements   Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        & Waivers

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)    0.15%        1.00%           ---          ---  (12)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)        1.05%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)        1.12%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%        N/A        0.53%        1.33%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
------------------------------------------------------------------------------------------------------------------------------------

 (1)  The fund has voluntarily agreed to waive this service fee.
 (2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 (4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 (5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
 (6) The fund administration fee is paid indirectly through the investment management fee.
 (7)  The funds' operating expenses have been annualized.
 (8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 (9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 (10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 (11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
 (12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                       (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                    (0.25%)                                0.75%
VIP Contrafund(R) Portfolio                                            (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                     (0.02%)                                0.80%
VIP Growth Portfolio                                                   (0.03%)                                0.74%
Technology Portfolio                                                   (0.18%)                                1.15%


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.


Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------
Washington's Birthday             Thanksgiving Day
--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------------------------------



PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;


2)  the ratification of the independent accountants for the fund;


3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.


You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:   25% of the total value

[diamond] Second Year:  33% of remaining value

[diamond] Third Year:   50% of remaining value

[diamond] Fourth Year:  100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.



CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] sales charge,

[diamond] issue expense charge,

[diamond] administrative charge, and

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:            30% of premiums paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 2-5:         16% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 6-10:        12% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 11-20:       3% of premium

Policy Years 21 and over: 0% of premiums

The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and the personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; or (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force. We reserve the right to charge up to 3% of each premium for payments received for all policy years.

TAX

Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.


We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond]  ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $3,000. Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments of $50 over the first 60 months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

[diamond]  ADMINISTRATIVE CHARGE. We currently charge $7.50 plus $.02 for each
           $1,000 of face amount each month to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

           We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond]  COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

           Four riders are available at no charge with every Estate Strategies policy:

    o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

    o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

    o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

    o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in this rider, certain favorable policy options may be exercised or elected.

    We charge for providing benefits under the following riders:

    o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

    o FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

    o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

    o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to this rider.

    o GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

        For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

        The rider will remain in effect if one of the three certain conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond]  MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

           We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

           We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

           If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

           We will deduct this charge only from your investments in the Separate Account.

           We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

           A charge at an annual rate of 0.40% is deducted daily from the Account. We may increase this charge, but guarantee it will never be more than 0.60%.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

-----------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        CHARGED LOANED PORTION
                 LOAN INTEREST RATE        OF THE GUARANTEED
                     CHARGED               INTEREST ACCOUNT
-----------------------------------------------------------------
 POLICY         MOST                      MOST
 YEARS:        STATES       NY & NJ      STATES       NY & NJ
----------- ------------- ------------ ----------- --------------
 1-10             4%           6%          2%           4%
----------- ------------- ------------ ----------- --------------
 11-16            3%           5%          2%           4%
----------- ------------- ------------ ----------- --------------
 16+            2.5%         4.5%          2%           4%
-----------------------------------------------------------------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.


[diamond]  SURRENDER CHARGE. During the first five policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

           During the first five policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 5th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is shown below:


    -------------------------------------------------------------
                       SURRENDER CHARGE TABLE
           POLICY YEAR             SURRENDER CHARGE % OF TAP
    ------------------------------------------------------------
                1                              50
                2                              40
                3                              30
                4                              20
                5                              10
           6 and later                         0

           We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy , computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.

[diamond]  PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond]  PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. For example: if a partial surrender reduces the cash surrender value by half, the partial surrender charge will be half of what a full surrender charge would have been according to the above table. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

           A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES

Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.


FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.


These fund charges and other expenses are described more fully in the respective fund prospectuses.



THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the lives of 2 other individuals, provided that you have the insureds' consents and a legally recognized interest for insuring their lives. A policy could, for example, be purchased on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Strategies policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice to VPMO. We reserve the right to limit increases to such maximums as we may establish and change from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 60-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond]  for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;


[diamond]  We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


[diamond]  whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond]  DISABILITY BENEFIT RIDER. This rider is available for one or both
           Insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond]  FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond]  POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond]  CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

           1) the divorce of the insureds, or

           2) major change in the federal estate tax law.

           Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond]  GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

           For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

           The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

           1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

           2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

           3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond]  CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond]  AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]  LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

           1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

           2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

           3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

           4 An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond]  ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option

           Four increase options are available:

           1 Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

           2 Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

           3 Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

           4 Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

           Cost of insurance charges apply to the rider.


DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

A Guaranteed Death Benefit Rider is available. Under this policy rider if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond]  the death of the payee; or

[diamond]  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]  10 years;

[diamond]  20 years; or

[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.


Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 33/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.


OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond]  the end of the 10-year period certain;

[diamond]  the death of the insured; or

[diamond]  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 33/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional
Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond]  The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond]  The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond]  A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling us at (800) 541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first two transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.


We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.


You may make only one transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:


1)  the transfer(s) are made as part of a Systematic Transfer Program, or

2)  we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.


Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime.

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly     [diamond] $150 semiannually
[diamond] $75 quarterly   [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond]  In most states except New York, the rates in effect will be:

    o   Policy years 1-10:                  4%
    o   Policy years 11-15:                 3%
    o   Policy years 16 and thereafter:     2 1/2%

    We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.

[diamond]  In New York only, the rates in effect will be:

    o   Policy years 1-10:                  6%
    o   Policy years 11-15:                 5%
    o   Policy years 16 and thereafter:     4 1/2%

    We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS

--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.


QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Estate StrategiesSM) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Investment Type
                                                              -------------------------------------------------------------------
                                                               Aggressive                          Growth &
                  Series                                        Growth     Conservative   Growth    Income    Income   Specialty
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-AIM Mid-Cap Equity                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Enhanced Index                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Growth + Value                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Duff & Phelps Real Estate Securities                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Capital Growth                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Small & Mid-Cap Growth                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Money Market                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Rising Dividends                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Small-Cap Quality Value                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard International Equity Select                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard Small-Cap Value                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Growth Stock                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Trust                                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Value                                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Dow 30                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Growth and Income                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Strategic Allocation                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Value Equity                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Global Value                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Mid-Cap Value                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Small-Cap Value                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Mid-Cap Growth                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-State Street Research Small-Cap Growth                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Capital Appreciation Fund                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Premier Equity Fund                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Alger American Leveraged AllCap Portfolio                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated High Income Bond Fund II                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Contrafund(R) Portfolio                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Opportunities Portfolio                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Portfolio                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Mutual Shares Securities Fund                                                                        |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Foreign Securities Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Growth Securities Fund                                                           |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Juno Fund                                                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Sector Rotation Fund                                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT EAFE(R) Equity Index Fund                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT Equity 500 Index Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Technology Portfolio                                                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Select                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Small Cap                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger Select                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger U.S. Smaller Companies                                                              |X|

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Phoenix   Phoenix   Duff & Phelps                        Deutsche    Federated
                                                  Investment Variable   Investment    AIM      Fred Alger    Asset      Investment
                                                   Counsel,  Advisors,  Management  Advisors,  Management, Management,  Management
                Series                               Inc.      Inc.         Co.       Inc.        Inc.        Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity                                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Kayne Rising Dividends                        |X|

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value                                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value                                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income                    |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Oakhurst Value Equity                         |X|

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund                                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II                                                                                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger International Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Fidelity               Morgan
                                                  Management Franklin    Stanley              Templeton    Templeton    Templeton
                                                     and      Mutual    Investment    Rydex     Asset        Global     Investment
                                                   Research  Advisers,  Management    Global  Management,   Advisors     Counsel,
                   Series                          Company     LLC         Inc.      Advisors    Ltd.       Limited        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Kayne Rising Dividends

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Oakhurst Value Equity

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio                                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund                                                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund                                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger International Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
--------------------------------------------------------------
                             Advisors
           ---------------------------------------------------

                                                     Wanger
                                                     Asset
                                                   Management,
                                                      L.P.
--------------------------------------------------------------
Phoenix-Aberdeen International
-------------------------------------------------  -----------
Phoenix-AIM Mid-Cap Equity
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Enhanced Index
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Growth + Value
-------------------------------------------------  -----------
Phoenix-Duff & Phelps Real Estate Securities
-------------------------------------------------  -----------
Phoenix-Engemann Capital Growth
-------------------------------------------------  -----------
Phoenix-Engemann Small & Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Goodwin Money Market
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Fixed Income
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Short Term Bond
-------------------------------------------------  -----------

Phoenix-Kayne Rising Dividends

-------------------------------------------------  -----------
Phoenix-Kayne Small-Cap Quality Value
-------------------------------------------------  -----------
Phoenix-Lazard International Equity Select
-------------------------------------------------  -----------
Phoenix-Lazard Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Lazard U.S. Multi-Cap
-------------------------------------------------  -----------
Phoenix-Lord Abbett Bond-Debenture
-------------------------------------------------  -----------
Phoenix-Lord Abbett Large-Cap Value
-------------------------------------------------  -----------
Phoenix-Lord Abbett Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-MFS Investors Growth Stock
-------------------------------------------------  -----------
Phoenix-MFS Investors Trust
-------------------------------------------------  -----------
Phoenix-MFS Value
-------------------------------------------------  -----------
Phoenix-Northern Dow 30
-------------------------------------------------  -----------
Phoenix-Northern Nasdaq-100 Index(R)
-------------------------------------------------  -----------
Phoenix-Oakhurst Growth and Income
-------------------------------------------------  -----------
Phoenix-Oakhurst Strategic Allocation
-------------------------------------------------  -----------

Phoenix-Oakhurst Value Equity

-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Global Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Seneca Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Seneca Strategic Theme
-------------------------------------------------  -----------
Phoenix-State Street Research Small-Cap Growth
-------------------------------------------------  -----------
AIM V.I. Capital Appreciation Fund
-------------------------------------------------  -----------
AIM V.I. Premier Equity Fund
-------------------------------------------------  -----------
Alger American Leveraged AllCap Portfolio
-------------------------------------------------  -----------
Federated Fund for U.S. Government Securities II
-------------------------------------------------  -----------
Federated High Income Bond Fund II
-------------------------------------------------  -----------
VIP Contrafund(R) Portfolio
-------------------------------------------------  -----------
VIP Growth Opportunities Portfolio
-------------------------------------------------  -----------
VIP Growth Portfolio
-------------------------------------------------  -----------
Mutual Shares Securities Fund
-------------------------------------------------  -----------
Templeton Foreign Securities Fund
-------------------------------------------------  -----------
Templeton Growth Securities Fund
-------------------------------------------------  -----------
Rydex Variable Trust Juno Fund
-------------------------------------------------  -----------
Rydex Variable Trust Nova Fund
-------------------------------------------------  -----------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------  -----------
Scudder VIT EAFE(R) Equity Index Fund
-------------------------------------------------  -----------
Scudder VIT Equity 500 Index Fund
-------------------------------------------------  -----------
Technology Portfolio
-------------------------------------------------  -----------

Wanger International Select                             |X|

-------------------------------------------------  -----------
Wanger International Small Cap                          |X|
-------------------------------------------------  -----------

Wanger Select                                           |X|

-------------------------------------------------  -----------
Wanger U.S. Smaller Companies                           |X|
--------------------------------------------------------------



Investment Subadvisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                     ----------------------------------------------------------------------------------------------

                                                                              Kayne
                                                                             Anderson
                                       Aberdeen      AIM        Alliance     Rudnick     Lazard      Lord,               Northern
                                         Fund       Capital     Capital     Investment    Asset     Abbett      MFS        Trust
                                       Managers,  Management,  Management,  Management, Management   & Co.   Investment Investments,
              Series                     Inc.        Inc.         L.P.         L.P.        LLC        LLC    Management     N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-AIM Mid-Cap Equity                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Enhanced                               |X|
 Index
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Growth +                               |X|
 Value
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Capital Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Small & Mid-Cap
 Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Rising Dividends                                                 |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Small-Cap Quality Value                                          |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard International Equity
 Select                                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard Small-Cap Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Growth Stock                                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Trust                                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Value                                                                                              |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Dow 30                                                                                                      |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                                                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Global
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Mid-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Small-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Mid-Cap Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Strategic Theme
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-State Street Research
 Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------




Investment Subadvisors

--------------------------------------------------------------------------
                                                 Subadvisors
                                     -------------------------------------


                                                                 State
                                                   Seneca        Street
                                       Engemann    Capital     Research &
                                        Asset     Management,  Management
              Series                  Management     LLC        Company
--------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------ ----------- ------------ ------------
Phoenix-AIM Mid-Cap Equity
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Enhanced
 Index
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Growth +
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Capital Growth           |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Small & Mid-Cap
 Growth                                   |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Rising Dividends
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Small-Cap Quality
  Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard International Equity
 Select
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard Small-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Growth Stock
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Trust
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Value
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Dow 30
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Global
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Mid-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Small-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------ ----------- ------------ ------------
Phoenix-State Street Research
 Small-Cap Growth                                                  |X|
--------------------------------------------------------------------------


--------------------------------------------------------------------------------


Phoenix Life Insurance Company
P.O. Box 22012
Albany, NY 12201-2012

































Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Distributed by NFP Securities, Inc.
Issued by Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
Statutory Home Office: East Greenbush, New York
V611

PhoenixWealthManagement.com

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0077PR(C)2004 The Phoenix Companies, Inc.         [logo] Printed on recycled paper.                                   5/04


                                     PART B

================================================================================
                                 ESTATE EDGE(R)
================================================================================
                                                                     [Version A]


                THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2004

                                  ------------


      FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2004. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                           -------------------------

                                TABLE OF CONTENTS

                                                                            PAGE

Phoenix Life Insurance Company.............................................   2


The Separate Account.......................................................   2


The Policy.................................................................   3


Servicing Agent............................................................   3

Disruptive Trading and Market Timing.......................................   3

Underwriter................................................................   4

Performance History........................................................   4

Additional Information.....................................................   7

Voting Rights..............................................................   8

Safekeeping of the Separate Account's Assets...............................   8

Sales of Policies..........................................................   8

State Regulation...........................................................   8

Reports....................................................................   8

Experts ...................................................................   8


Separate Account Financial Statements......................................SA-1

Company Financial Statements............................................... F-1

                           -------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                  PO Box 8027
                                                                                             Boston, Massachusetts 02266-8027


                                                                [telephone] Tel. (800) 541-0171


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
   ---------    -   (D)   where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE

If the insured (or either of the insureds with respect to survivorship policies) commits suicide within two years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.


INCONTESTABILITY

We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for two years from the policy date.


MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.



SERVICING AGENT

--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2001                          N/A
---------------------------------------------------------
             2002                          N/A
---------------------------------------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


UNDERWRITER
--------------------------------------------------------------------------------
Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.........................................1.000137
Calculation:
   Ending account value.............................................1.000137
   Less beginning account value.....................................1.000000
   Net change in account value......................................0.000137
Base period return:
   (adjusted change/beginning account value)........................0.000137
Current annual yield = return x (365/7) =..............................0.71%
Effective annual yield = [(1 + return)365/7] - 1 =.....................0.72%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%          6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A           9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A           3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       26.06%          N/A           N/A           0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A           15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%          12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A          -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%         3.34%         4.15%          5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%         8.47%         7.70%          9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A           2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A           10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A           15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A           17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A           24.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A           N/A           20.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A           17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A           20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A           17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A          -11.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       22.56%          N/A           N/A           0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       24.85%          N/A           N/A           6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A           -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        48.85%          N/A           N/A          -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A           3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%         3.86%         8.40%          11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%         5.45%          N/A           6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       32.79%          N/A           N/A           3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A           6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A           16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%         1.49%          N/A           4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A           36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%          9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%          9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%         0.04%          N/A           15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%         5.68%          N/A           6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%         3.18%          N/A           6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997        28.35%         3.36%          N/A           7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A           -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A           4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%         8.73%          N/A           8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%         1.71%         6.51%          8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%         5.44%          N/A           8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A           -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A           0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A           0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        33.35%         -3.48%         N/A           -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A           3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A          -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A           9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A           15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A           14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%         8.80%          N/A           16.15%
-----------------------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


       The Dow Jones Industrial AverageSM (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal


The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose of which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond]  internal transfers from other policies or contracts issued by the
           Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

VOTING RIGHTS

--------------------------------------------------------------------------------
We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.



SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

--------------------------------------------------------------------------------

We hold the assets of the Separate Account. The assets of the Separate Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.



SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, is an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000.

PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at One American Row in Hartford, Connecticut 06115.


Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------
All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Universal Life Account (Estate Edge(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     ESTATE
                                     EDGE(R)






--------------------------------------------------------------------------------
     S U R V I V O R S H I P   V A R I A B L E   U N I V E R S A L   L I F E
                            A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   DECEMBER 31, 2003










--------------------------------------------------------------------------------
L0271AR (C)2004 The Phoenix Companies, Inc.


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003


                                                                                             PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     7,505,721    $       504,221    $    16,019,936     $       272,576
                                                        =================  =================  =================   =================
     Investment at market                                $     5,775,247    $       577,759    $    13,068,925     $       282,827
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          5,775,247            577,759         13,068,925             282,827
LIABILITIES
     Accrued expenses                                              4,052                404              9,143                 193
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     5,771,195    $       577,355    $    13,059,782     $       282,634
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 2,809,091            482,700         10,933,014             284,478
                                                        =================  =================  =================   =================
Unit value                                               $      2.054470    $      1.196093    $      1.194527     $      0.993520
                                                        =================  =================  =================   =================

                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     2,967,735    $    33,189,663    $       937,638     $    30,735,217
                                                        =================  =================  =================   =================
     Investment at market                                $     3,900,021    $    21,322,423    $     1,010,887     $    30,735,217
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          3,900,021         21,322,423          1,010,887          30,735,217
LIABILITIES
     Accrued expenses                                              2,764             14,929                674              21,694
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     3,897,257    $    21,307,494    $     1,010,213     $    30,713,523
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,449,931          6,170,336          1,856,325          18,120,832
                                                        =================  =================  =================   =================
Unit value                                               $      2.687890    $      3.453214    $      0.544200     $      1.694929
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN     PHOENIX-GOODWIN    PHOENIX-JANUS
                                                           MULTI-SECTOR       MULTI-SECTOR        FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME      SHORT TERM BOND       INCOME          RISING DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $    10,474,894     $      703,891    $     2,899,011     $       483,251
                                                        =================  =================  =================   =================
     Investment at market                                $    11,037,542    $       707,942    $     2,958,904     $       522,821
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                         11,037,542            707,942          2,958,904             522,821
LIABILITIES
     Accrued expenses                                              7,809                489              2,114                 361
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $    11,029,733    $       707,453    $     2,956,790     $       522,460
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 3,495,053            690,316          2,270,378             459,458
                                                        =================  =================  =================   =================
Unit value                                               $      3.155813    $      1.024824    $      1.302334     $      1.137122
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-1

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
ASSETS
     Investment at cost                                  $       243,199    $       719,417    $       125,189     $        11,830
                                                        =================  =================  =================   =================
     Investment at market                                $       265,298    $       865,293    $       156,285     $        12,283
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            265,298            865,293            156,285              12,283
LIABILITIES
     Accrued expenses                                                182                629                117                   9
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       265,116    $       864,664    $       156,168     $        12,274
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   220,665            703,224            116,112               9,590
                                                        =================  =================  =================   =================
Unit value                                               $      1.201440    $      1.229572    $      1.344974     $      1.279920
                                                        =================  =================  =================   =================

                                                                                                                     PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE               VALUE               STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       691,666    $     1,199,058    $       477,779    $      6,392,056
                                                        =================  =================  =================   =================
     Investment at market                                $       723,043    $     1,395,567    $       544,621    $      5,286,713
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            723,043          1,395,567            544,621           5,286,713
LIABILITIES
     Accrued expenses                                                520                962                379               3,797
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       722,523    $     1,394,605    $       544,242    $      5,282,916
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   583,321          1,091,073            441,980           9,347,002
                                                        =================  =================  =================   =================
Unit value                                               $      1.238637    $      1.278196    $      1.231371    $       0.565199
                                                        =================  =================  =================   =================

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS     PHOENIX-NORTHERN        NASDAQ-100
                                                              TRUST              VALUE             DOW 30              INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       344,491    $     2,260,759    $     1,662,424     $     1,014,378
                                                        =================  =================  =================   =================
     Investment at market                                $       392,067    $     2,615,527    $     1,749,595     $       962,070
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            392,067          2,615,527          1,749,595             962,070
LIABILITIES
     Accrued expenses                                                272              1,945              1,193                 647
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       391,795    $     2,613,582    $     1,748,402     $       961,423
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   393,964          2,338,600          1,734,551           1,979,800
                                                        =================  =================  =================   =================
Unit value                                               $      0.994492    $      1.117584    $      1.007986     $      0.485616
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-2

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE                GLOBAL
                                                             INCOME           ALLOCATION          EQUITY                VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  ----------------    -----------------
Assets
     Investment at cost                                  $     8,782,581    $    11,518,376    $     9,502,840     $       492,824
                                                        =================  =================  =================   =================
     Investment at market                                $     8,300,029    $    11,487,717    $     8,759,490     $       570,035
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          8,300,029         11,487,717          8,759,490             570,035
LIABILITIES
     Accrued expenses                                              5,898              8,086              5,865                 382
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     8,294,131    $    11,479,631    $     8,753,625     $       569,653
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 7,625,426          2,965,387          6,564,979             553,888
                                                        =================  =================  =================   =================
Unit value                                               $      1.087694    $      3.871209    $      1.333382     $      1.028460
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                              VALUE              VALUE             GROWTH                THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     5,212,464    $     1,828,625    $     7,384,076     $     7,883,055
                                                        =================  =================  =================   =================
     Investment at market                                $     6,658,185    $     2,211,013    $     5,863,051     $     4,570,142
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          6,658,185          2,211,013          5,863,051           4,570,142
LIABILITIES
     Accrued expenses                                              4,627              1,535              4,215               3,217
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     6,653,558    $     2,209,478    $     5,858,836     $     4,566,925
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 4,918,782          1,483,830          4,892,941           3,204,388
                                                        =================  =================  =================   =================
Unit value                                               $      1.352684    $      1.489038    $      1.197406     $      1.425210
                                                        =================  =================  =================   =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       370,864    $       737,936    $       580,490     $     1,457,013
                                                        =================  =================  =================   =================
     Investment at market                                $       414,225    $       849,458    $       588,045     $     1,555,847
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            414,225            849,458            588,045           1,555,847
LIABILITIES
     Accrued expenses                                                269                580                405               1,068
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       413,956    $       848,878    $       587,640     $     1,554,779
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   270,608          1,016,538            728,485           2,864,240
                                                        =================  =================  =================   =================
Unit value                                               $      1.529729    $      0.835066    $      0.806660     $      0.542824
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-3

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                         FEDERATED FUND     FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     6,107,871    $     1,677,744    $     2,309,794     $       342,178
                                                        =================  =================  =================   =================
     Investment at market                                $     6,230,379    $     1,708,814    $     2,727,208     $       352,784
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          6,230,379          1,708,814          2,727,208             352,784
LIABILITIES
     Accrued expenses                                              4,399              1,274              1,876                 247
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     6,225,980    $     1,707,540    $     2,725,332     $       352,537
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 4,839,077          1,543,019          2,972,518             488,086
                                                        =================  =================  =================   =================
Unit value                                               $      1.286605    $      1.106623    $      0.916843     $      0.722285
                                                        =================  =================  =================   =================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING            TEMPLETON
                                                                VIP          MUTUAL SHARES         MARKETS              FOREIGN
                                                              GROWTH          SECURITIES         SECURITIES           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  ----------------- -----------------    -----------------
ASSETS
     Investment at cost                                  $     4,000,737    $     2,302,951    $       507,251     $     4,219,181
                                                        =================  =================  =================   =================
     Investment at market                                $     4,446,909    $     2,482,047    $       592,665     $     3,790,973
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          4,446,909          2,482,047            592,665           3,790,973
LIABILITIES
     Accrued expenses                                              3,298              1,724                413               2,722
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     4,443,611    $     2,480,323    $       592,252     $     3,788,251
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 7,147,424          1,762,593            397,438           3,738,411
                                                        =================  =================  =================   =================
Unit value                                               $      0.621708    $      1.407201    $      1.490172     $      1.013332
                                                        =================  =================  =================   =================

                                                            TEMPLETON          TEMPLETON       RYDEX VARIABLE       RYDEX VARIABLE
                                                           GLOBAL ASSET          GROWTH            TRUST                TRUST
                                                            ALLOCATION         SECURITIES          JUNO                 NOVA
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       478,970    $     3,615,620    $       147,464     $        10,068
                                                        =================  =================  =================   =================
     Investment at market                                $       515,523    $     3,721,348    $       141,076     $        11,918
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            515,523          3,721,348            141,076              11,918
LIABILITIES
     Accrued expenses                                                362              2,516                102                   8
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       515,161    $     3,718,832    $       140,974     $        11,910
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   373,954          2,594,728            133,699               9,774
                                                        =================  =================  =================   =================
Unit value                                               $      1.377607    $      1.433227    $      1.054405     $      1.218423
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-4

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                         RYDEX VARIABLE      SCUDDER VIT         SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY        EQUITY 500
                                                            ROTATION            INDEX                INDEX            TECHNOLOGY
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        29,457    $     1,199,318    $     3,146,743     $     2,425,376
                                                        =================  =================  =================   =================
     Investment at market                                $        31,422    $     1,050,637    $     3,599,851     $     1,157,102
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             31,422          1,050,637          3,599,851           1,157,102
LIABILITIES
     Accrued expenses                                                 22                733              2,562                 818
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        31,400    $     1,049,904    $     3,597,289     $     1,156,284
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    27,165          1,409,498          3,448,709           4,035,516
                                                        =================  =================  =================   =================
Unit value                                               $      1.155895    $      0.744878    $      1.043083     $      0.286527
                                                        =================  =================  =================   =================

                                                                                WANGER                              WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL         WANGER             SMALLER
                                                              FORTY            SMALL CAP           TWENTY            COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,511,891    $     5,570,591    $       975,256     $     9,424,994
                                                        =================  =================  =================   =================
     Investment at market                                $     1,492,773    $     5,212,507    $     1,156,076     $    11,851,006
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,492,773          5,212,507          1,156,076          11,851,006
LIABILITIES
     Accrued expenses                                              1,031              3,659                807               8,291
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,491,742    $     5,208,848    $     1,155,269     $    11,842,715
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,099,621          2,836,542            753,030           5,629,689
                                                        =================  =================  =================   =================
Unit value                                               $      1.356596    $      1.836337    $      1.534161     $      2.103618
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-5

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        91,616    $             -    $       125,775     $         1,042
Expenses
     Mortality and expense fees                                   37,675              2,999             88,768               1,370
     Indexing (gain) loss                                            961                 74              1,876                  27
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      52,980             (3,073)            35,131                (355)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  15,441              1,463              7,055                 648
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,329,907             98,265          2,545,663              39,655
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  1,345,348             99,728          2,552,718              40,303
Net increase (decrease) in net assets resulting from
     operations                                          $     1,398,328    $        96,655    $     2,587,849     $        39,948
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           PHELPS REAL           CAPITAL       SMALL & MID-CAP          MONEY
                                                        ESTATE SECURITIES        GROWTH             GROWTH              MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       104,620    $        17,052    $             -     $       217,233
Expenses
     Mortality and expense fees                                   23,468            144,530              5,369             253,844
     Indexing (gain) loss                                            702              3,078                164                 899
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      80,450           (130,556)            (5,533)            (37,510)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,066              2,183                901                   -
Net realized gain distribution from Fund                         111,316                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               777,430          4,281,306            257,936                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    889,812          4,283,489            258,837                   -
Net increase (decrease) in net assets resulting from
     operations                                          $       970,262    $     4,152,933    $       253,304     $       (37,510)
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS
                                                           MULTI-SECTOR      MULTI-SECTOR         FLEXIBLE          PHOENIX-KAYNE
                                                           FIXED INCOME     SHORT TERM BOND        INCOME          RISING DIVIDEND
                                                            SUBACCOUNT       SUBACCOUNT(4)       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       661,946    $        10,289    $        89,932     $         2,643
Expenses
     Mortality and expense fees                                   78,770              1,151             21,018               1,767
     Indexing (gain) loss                                            863                 13                131                  34
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     582,313              9,125             68,783                 842
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,803                  5             20,105                (159)
Net realized gain distribution from Fund                               -                  -             59,116               3,267
Net change in unrealized appreciation (depreciation)
     on investment                                               673,412              4,051             (7,232)             39,537
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    677,215              4,056             71,989              42,645
Net increase (decrease) in net assets resulting from
     operations                                          $     1,259,528    $        13,181    $       140,772     $        43,487
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-6

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP         INTERNATIONAL    PHOENIX-LAZARD
                                                             QUALITY             EQUITY           SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE              SELECT             VALUE          U.S. MULTI-CAP
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,919    $         4,619    $           115     $            46
Expenses
     Mortality and expense fees                                      681              3,443                687                  17
     Indexing (gain) loss                                             19                 93                 26                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,219              1,083               (598)                 28
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     493              2,982               (517)                 67
Net realized gain distribution from Fund                             100                756              1,419                 234
Net change in unrealized appreciation (depreciation)
     on investment                                                22,122            146,148             31,229                 453
                                                        -----------------  -----------------  -----------------   -----------------
Net unrealized appreciation (depreciation) on investment          22,715            149,886             32,131                 754
Net unrealized appreciation (depreciation) on investment
     operations                                          $        23,934    $       150,969    $        31,533     $           782
                                                        =================  =================  =================   =================

                                                                                                                    PHOENIX-MFS
                                                           PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD         INVESTORS
                                                             ABBETT           ABBETT LARGE-     ABBETT MID-CAP          GROWTH
                                                          BOND-DEBENTURE       CAP VALUE            VALUE               STOCK
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        25,516    $         5,362    $         2,282     $             -
Expenses
     Mortality and expense fees                                    3,229              5,019              1,704              38,445
     Indexing (gain) loss                                             48                147                 50                 733
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      22,239                196                528             (39,178)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     155                408                449              48,978
Net realized gain distribution from Fund                           5,986              2,606              2,808                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                31,399            193,474             65,037             955,046
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     37,540            196,488             68,294           1,004,024
Net increase (decrease) in net assets resulting from
     operations                                          $        59,779    $       196,684    $        68,822     $       964,846
                                                        =================  =================  =================   =================

                                                            PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                             INVESTORS         PHOENIX-MFS    PHOENIX-NORTHERN        NASDAQ-100
                                                               TRUST              VALUE            DOW 30              INDEX(R)
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,058    $        32,130    $        23,134     $             -
Expenses
     Mortality and expense fees                                    2,792             15,917             10,589               4,398
     Indexing (gain) loss                                             55                361                205                 155
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (789)            15,852             12,340              (4,553)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,584             21,770              5,266               1,676
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                69,332            461,094            317,024             205,814
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     74,916            482,864            322,290             207,490
Net increase (decrease) in net assets resulting from
     operations                                          $        74,127    $       498,716    $       334,630     $       202,937
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-7

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN
                                                            GROWTH AND         STRATEGIC            VALUE              GLOBAL
                                                              INCOME           ALLOCATION          EQUITY               VALUE
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        80,182    $       274,317    $        70,118     $         7,044
Expenses
     Mortality and expense fees                                   55,122             82,024             59,316               3,091
     Indexing (gain) loss                                          1,220              1,318              1,077                  80
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      23,840            190,975              9,725               3,873
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (5,446)            13,566             46,730                  57
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,675,045          1,599,735          1,539,194             112,389
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  1,669,599          1,613,301          1,585,924             112,446
Net increase (decrease) in net assets resulting from
     operations                                          $     1,693,439    $     1,804,276    $     1,595,649     $       116,319
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH               THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        10,268    $             -    $             -     $            -
Expenses
     Mortality and expense fees                                   42,067             12,677             41,638              30,040
     Indexing (gain) loss                                          1,253                418                908                 769
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (33,052)           (13,095)           (42,546)            (30,809)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  19,583              4,411             22,637               2,943
Net realized gain distribution from Fund                         202,112             35,141                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,683,965            588,696          1,291,447           1,184,454
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  1,905,660            628,248          1,314,084           1,187,397
Net increase (decrease) in net assets resulting from
     operations                                          $     1,872,608    $       615,153    $     1,271,538     $     1,156,588
                                                        =================  =================  =================   =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $         1,563     $             -
Expenses
     Mortality and expense fees                                    1,508              4,248              4,134               9,588
     Indexing (gain) loss                                             48                106                 98                 233
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,556)            (4,354)            (2,669)             (9,821)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (30,373)               643              9,740             (86,241)
Net realized gain distribution from Fund                          21,205                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                44,129            146,904            107,757             432,970
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,961            147,547            117,497             346,729
Net increase (decrease) in net assets resulting from
     operations                                          $        33,405    $       143,193    $       114,828     $       336,908
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-8

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       204,669    $       290,211    $         4,661     $         1,810
Expenses
     Mortality and expense fees                                   47,228             22,072             14,349               2,446
     Indexing (gain) loss                                            167                351                362                  47
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     157,274            267,788            (10,050)               (683)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,705            158,554              1,482             (11,605)
Net realized gain distribution from Fund                          26,544                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               (95,714)           180,093            492,605              91,163
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    (67,465)           338,647            494,087              79,558
Net increase (decrease) in net assets resulting from
     operations                                          $        89,809    $       606,435    $       484,037     $        78,875
                                                        =================  =================  =================   =================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING            TEMPLE
                                                               VIP           MUTUAL SHARES         MARKETS             FOREIGN
                                                             GROWTH           SECURITIES         SECURITIES           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         5,226    $        21,133    $         5,365     $        53,446
Expenses
     Mortality and expense fees                                   26,324             16,234              3,639              24,499
     Indexing (gain) loss                                            694                320                138                 621
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (21,792)             4,579              1,588              28,326
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                (161,453)            16,671                621               9,101
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,142,709            433,777            200,083             856,585
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    981,256            450,448            200,704             865,686
Net increase (decrease) in net assets resulting from
     operations                                          $       959,464    $       455,027    $       202,292     $       894,012
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON       RYDEX VARIABLE       RYDEX VARIABLE
                                                          GLOBAL ASSET          GROWTH            TRUST                TRUST
                                                           ALLOCATION         SECURITIES          JUNO                  NOVA
                                                           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(5)         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        10,950    $        42,277    $             -     $            -
Expenses
     Mortality and expense fees                                    3,408             21,579                415                  94
     Indexing (gain) loss                                             83                544                 (1)                  2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       7,459             20,154               (414)                (96)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      84              4,967               (269)                836
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               111,832            776,730             (6,388)              1,850
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    111,916            781,697             (6,657)              2,686
Net increase (decrease) in net assets resulting from
     operations                                          $       119,375    $       801,851    $        (7,071)    $         2,590
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-9

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          RYDEX VARIABLE      SCUDDER VIT       SCUDDER VIT
                                                           TRUST SECTOR      EAFE(R) EQUITY      EQUITY 500
                                                             ROTATION            INDEX             INDEX             TECHNOLOGY
                                                           SUBACCOUNT(3)       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $        34,158    $        18,052     $             -
Expenses
     Mortality and expense fees                                       75              6,480             16,023               7,137
     Indexing (gain) loss                                              2                173                380                 213
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (77)            27,505              1,649              (7,350)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      31              2,499              1,177              11,044
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,965            228,456            534,502             335,602
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,996            230,955            535,679             346,646
Net increase (decrease) in net assets resulting from
     operations                                          $         1,919    $       258,460    $       537,328     $       339,296
                                                        =================  =================  =================   =================

                                                                                 WANGER                              WANGER U.S.
                                                          WANGER FOREIGN      INTERNATIONAL       WANGER                SMALLER
                                                              FORTY             SMALL CAP         TWENTY               COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,810    $         7,850    $             -     $             -
Expenses
     Mortality and expense fees                                    7,515             23,827              5,720              75,235
     Indexing (gain) loss                                            232                730                119               2,454
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (4,937)           (16,707)            (5,839)            (77,689)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (7,526)            64,604             (1,026)             19,998
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               354,991          1,210,538            177,727           3,422,663
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    347,465          1,275,142            176,701           3,442,661
Net increase (decrease) in net assets resulting from
     operations                                          $       342,528    $     1,258,435    $       170,862     $     3,364,972
                                                        =================  =================  =================   =================











Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 22, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception June 9, 2003 to December 31, 2003.
(4) From inception June 12, 2003 to December 31, 2003.
(5) From inception June 19, 2003 to December 31, 2003.



                        See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        52,980    $        (3,073)   $        35,131     $          (355)
     Net realized gain (loss)                                      15,441              1,463              7,055                 648
     Net change in unrealized appreciation (depreciation)
         on investments                                         1,329,907             98,265          2,545,663              39,655
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations          1,398,328             96,655          2,587,849              39,948
                                                         -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         631,563             59,153          1,422,684              36,219
     Participant transfers                                        (28,981)+          157,131           (179,190)             86,425
     Participant withdrawals                                     (447,618)            (4,403)          (439,283)            (11,495)
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            154,964            211,881            804,211             111,149
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                      1,553,292            308,536          3,392,060             151,097
NET ASSETS
     Beginning of period                                        4,217,903            268,819          9,667,722             131,537
                                                         -----------------  -----------------  -----------------   -----------------
     End of period                                        $     5,771,195    $       577,355    $    13,059,782     $       282,634
                                                         =================  =================  =================   =================


                                                           PHOENIX-DUFF &   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                            PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                         ESTATE SECURITIES       GROWTH             GROWTH              MARKET
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUN
                                                         -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        80,450    $      (130,556)   $        (5,533)    $       (37,510)
     Net realized gain (loss)                                     112,382              2,183                901                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                           777,430          4,281,306            257,936                   -
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            970,262          4,152,933            253,304             (37,510)
                                                         -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         338,993          3,335,751            108,563          15,426,961
     Participant transfers                                        640,019           (548,896)           229,166         (14,656,632)
     Participant withdrawals                                     (212,064)        (1,246,142)           (22,723)         (1,595,477)
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            766,948          1,540,713            315,006            (825,148)
                                                         -----------------  -----------------  -----------------   -----------------
      Net increase (decrease) in net assets                     1,737,210          5,693,646            568,310            (862,658)
NET ASSETS
     Beginning of period                                        2,160,047         15,613,848            441,903          31,576,181
                                                         -----------------  -----------------  -----------------   -----------------
     End of period                                        $     3,897,257    $    21,307,494    $     1,010,213     $    30,713,523
                                                         =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-11

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           PHOENIX-KAY
                                                           FIXED INCOME      SHORT TERM BOND        INCOME         RISING DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       582,313    $         9,125    $        68,783     $           842
     Net realized gain (loss)                                       3,803                  5             79,221               3,108
     Net change in unrealized appreciation (depreciation)
         on investments                                           673,412              4,051             (7,232)             39,537
                                                         -----------------  -----------------  -----------------   -----------------
Net increase (decrease) resulting from operations               1,259,528             13,181            140,772              43,487
                                                         -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         796,044             29,121            364,532              26,800
     Participant transfers                                        664,287            667,915           (715,900)            446,719
     Participant withdrawals                                     (310,087)            (2,764)           (68,238)             (2,419)
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          1,150,244            694,272           (419,606)            471,100
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                      2,409,772            707,453           (278,834)            514,587
NET ASSETS
     Beginning of period                                        8,619,961                  -          3,235,624               7,873
                                                         -----------------  -----------------  -----------------   -----------------
     End of period                                        $    11,029,733    $       707,453    $     2,956,790     $       522,460
                                                         =================  =================  =================   =================

                                                           PHOENIX-KAYNE     PHOENIX-LAZARD
                                                             SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                              QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                               VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(1)
                                                         -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         1,219    $         1,083    $          (598)    $            28
     Net realized gain (loss)                                         593              3,738                902                 301
     Net change in unrealized appreciation (depreciation)
         on investments                                            22,122            146,148             31,229                 453
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             23,934            150,969             31,533                 782
                                                         -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          45,528             61,341             28,027                 280
     Participant transfers                                        185,586            650,960            123,993              11,356
     Participant withdrawals                                       (2,113)           (79,615)           (32,147)               (144)
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            229,001            632,686            119,873              11,492
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        252,935            783,655            151,406              12,274
NET ASSETS
     Beginning of period                                           12,181             81,009              4,762                   -
                                                         -----------------  -----------------  -----------------   -----------------
     End of period                                        $       265,116    $       864,664    $       156,168     $        12,274
                                                         =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-12

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                                                    PHOENIX-MFS
                                                           PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        INVESTORS
                                                              ABBETT        ABBETT LARGE-CAP    ABBETT MID-CAP        GROWTH
                                                          BOND-DEBENTURE         VALUE              VALUE              STOCK
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        22,239    $           196    $           528    $       (39,178)
   Net realized gain (loss)                                        6,141              3,014              3,257             48,978
   Net change in unrealized appreciation (depreciation)
     on investments                                               31,399            193,474             65,037            955,046
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              59,779            196,684             68,822            964,846
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           41,835             99,188             60,691            968,376
   Participant transfers                                         627,833            937,625            336,411            705,313 ++
   Participant withdrawals                                       (18,942)           (27,595)            (1,188)          (617,653)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               650,726          1,009,218            395,914          1,056,036
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         710,505          1,205,902            464,736          2,020,882
NET ASSETS
   Beginning of period                                            12,018            188,703             79,506          3,262,034
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                         $       722,523    $     1,394,605    $       544,242    $     5,282,916
                                                        =================  =================  =================  =================

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST               VALUE             DOW 30              INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (789)   $        15,852    $        12,340    $         (4,553)
   Net realized gain (loss)                                        5,584             21,770              5,266               1,676
   Net change in unrealized appreciation (depreciation)
     on investments                                               69,332            461,094            317,024             205,814
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations              74,127            498,716            334,630             202,937
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           58,517            360,855            234,764             111,959
   Participant transfers                                          57,401            992,736            178,659             401,930
   Participant withdrawals                                       (12,620)          (493,131)           (86,090)            (55,343)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             103,298            860,460            327,333             458,546
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         177,425          1,359,176            661,963             661,483
NET ASSETS
   Beginning of period                                           214,370          1,254,406          1,086,439             299,940
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       391,795    $     2,613,582    $     1,748,402    $        961,423
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-13

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                                                  PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE              GLOBAL
                                                             INCOME           ALLOCATION          EQUITY               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        23,840    $       190,975    $         9,725    $         3,873
   Net realized gain (loss)                                       (5,446)            13,566             46,730                 57
   Net change in unrealized appreciation (depreciation)
     on investments                                            1,675,045          1,599,735          1,539,194             112,389
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations           1,693,439          1,804,276          1,595,649             116,319
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits                                          811,611          1,238,436          1,074,899              76,769
   Participant transfers                                         (52,861)          (517,687)          (471,905)            103,385
   Participant withdrawals                                      (268,977)          (660,628)          (358,767)            (11,175)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               489,773             60,121            244,227             168,979
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                       2,183,212          1,864,397          1,839,876             285,298
NET ASSETS
   Beginning of period                                         6,110,919          9,615,234          6,913,749             284,355
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     8,294,131    $    11,479,631    $     8,753,625    $        569,653
                                                        =================  =================  =================   =================

                                                          PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                              MID-CAP           SMALL-CAP           MID-CAP            STRATEGIC
                                                               VALUE              VALUE             GROWTH               THEME
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (33,052)   $       (13,095)   $       (42,546)    $       (30,809)
   Net realized gain (loss)                                      221,695             39,552             22,637               2,943
   Net change in unrealized appreciation (depreciation)
     on investments                                            1,683,965            588,696          1,291,447           1,184,454
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations           1,872,608            615,153          1,271,538           1,156,588
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          643,337            224,139            818,321             610,289
   Participant transfers                                        (116,238)           187,328             22,931            (220,556)
   Participant withdrawals                                      (307,643)          (101,881)          (486,527)           (169,658)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               219,456            309,586            354,725             220,075
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                       2,092,064            924,739          1,626,263           1,376,663
NET ASSETS
   Beginning of period                                         4,561,494          1,284,739          4,232,573           3,190,262
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     6,653,558    $     2,209,478    $     5,858,836     $     4,566,925
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-14

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            PHOENIX-STATE
                                                           STREET RESEARCH                          AIM V.I.       ALGER AMERICAN
                                                              SMALL-CAP      AIM V.I. CAPITAL       PREMIER           LEVERAGED
                                                                GROWTH         APPRECIATION          EQUITY             ALLCAP
                                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUN
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (1,556)   $        (4,354)   $        (2,669)    $        (9,821)
   Net realized gain (loss)                                       (9,168)               643              9,740             (86,241)
   Net change in unrealized appreciation (depreciation)           44,129            146,904            107,757             432,970
     on investments
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations              33,405            143,193            114,828             336,908
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           26,589            125,904             98,481             258,451
   Participant transfers                                         289,128            293,891            (46,578)            125,793
   Participant withdrawals                                        (5,571)           (35,465)            (8,997)            (95,464)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               310,146            384,330             42,906             288,780
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         343,551            527,523            157,734             625,688
NET ASSETS
   Beginning of period                                            70,405            321,355            429,906             929,091
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       413,956    $       848,878    $       587,640     $     1,554,779
                                                        =================  =================  =================   =================

                                                          FEDERATED FUND     FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP               VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)        OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       157,274    $       267,788    $       (10,050)    $          (683)
   Net realized gain (loss)                                       28,249            158,554              1,482             (11,605)
   Net change in unrealized appreciation (depreciation)
     on investments                                              (95,714)           180,093            492,605              91,163
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations              89,809            606,435            484,037              78,875
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          934,825            219,904            322,608              25,440
   Participant transfers                                         504,252            177,626            933,563              (6,870)
   Participant withdrawals                                      (622,525)          (182,217)           (63,313)             (5,659)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               816,552            215,313          1,192,858              12,911
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         906,361            821,748          1,676,895              91,786
NET ASSETS
   Beginning of period                                         5,319,619            885,792          1,048,437             260,751
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     6,225,980    $     1,707,540    $     2,725,332     $       352,537
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-15

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING           TEMPLETON
                                                              VIP           MUTUAL SHARES         MARKETS              FOREIGN
                                                            GROWTH            SECURITIES         SECURITIES          SECURITIES
                                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (21,792)   $         4,579    $         1,588     $        28,326
   Net realized gain (loss)                                     (161,453)            16,671                621               9,101
   Net change in unrealized appreciation (depreciation)
     on investments                                            1,142,709            433,777            200,083             856,585
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             959,464            455,027            202,292             894,012
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          739,896            366,625             24,589             397,243
   Participant transfers                                         634,814             24,221             (2,100)            314,125
   Participant withdrawals                                      (102,926)          (182,636)           (11,438)           (364,992)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           1,271,784            208,210             11,051             346,376
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                       2,231,248            663,237            213,343           1,240,388
NET ASSETS
   Beginning of period                                         2,212,363          1,817,086            378,909           2,547,863
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     4,443,611    $     2,480,323    $       592,252     $     3,788,251
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE
                                                          GLOBAL ASSET          GROWTH             TRUST            RYDEX VARIABLE
                                                           ALLOCATION         SECURITIES           JUNO               TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)        SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         7,459    $        20,154    $          (414)    $           (96)
   Net realized gain (loss)                                           84              4,967               (269)                836
   Net change in unrealized appreciation (depreciation)
     on investments                                              111,832            776,730             (6,388)              1,850
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             119,375            801,851             (7,071)              2,590
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           38,372            409,400              1,751               2,300
   Participant transfers                                         (15,953)           563,685            147,688               7,334
   Participant withdrawals                                       (13,569)          (198,454)            (1,394)               (314)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                                 8,850            774,631            148,045               9,320
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         128,225          1,576,482            140,974              11,910
NET ASSETS
   Beginning of period                                           386,936          2,142,350                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       515,161    $     3,718,832    $       140,974     $        11,910
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-16

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          RYDEX VARIABLE       SCUDDER VIT       SCUDDER VIT
                                                           TRUST SECTOR       EAFE(R) EQUITY      EQUITY 500
                                                             ROTATION             INDEX             INDEX             TECHNOLOGY
                                                           SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           (77)   $        27,505    $         1,649     $       (7,350)
   Net realized gain (loss)                                           31              2,499              1,177              11,044
   Net change in unrealized appreciation (depreciation)
     on investments                                                1,965            228,456            534,502             335,602
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations               1,919            258,460            537,328             339,296
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            3,194            164,628            408,499             180,319
   Participant transfers                                          26,409             36,908          1,893,612              27,616
   Participant withdrawals                                          (122)           (35,710)          (190,741)            (60,739)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                                29,481            165,826          2,111,370             147,196
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                          31,400            424,286          2,648,698             486,492
NET ASSETS
   Beginning of period                                                 -            625,618            948,591             669,792
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $        31,400    $     1,049,904    $     3,597,289     $     1,156,284
                                                        =================  =================  =================   =================

                                                                                WANGER                               WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL         WANGER              SMALLER
                                                              FORTY            SMALL CAP           TWENTY             COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (4,937)   $       (16,707)   $        (5,839)    $       (77,689)
   Net realized gain (loss)                                       (7,526)            64,604             (1,026)             19,998
   Net change in unrealized appreciation (depreciation)
     on investments                                              354,991          1,210,538            177,727           3,422,663
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             342,528          1,258,435            170,862           3,364,972
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          172,708            506,008            186,367           1,169,362
   Participant transfers                                         265,048          1,523,513            354,145             224,747
   Participant withdrawals                                       (36,738)          (270,259)           (32,377)           (752,522)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               401,018          1,759,262            508,135             641,587
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         743,546          3,017,697            678,997           4,006,559
NET ASSETS
   Beginning of period                                           748,196          2,191,151            476,272           7,836,156
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     1,491,742    $     5,208,848    $     1,155,269     $    11,842,715
                                                        =================  =================  =================   =================


+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception January 22, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception June 9, 2003 to December 31, 2003.
(4) From inception June 12, 2003 to December 31, 2003.
(5) From inception June 19, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            PHOENIX-           PHOENIX-                           PHOENIX-ALLIANCE/
                                                            ABERDEEN          ABERDEEN NEW      PHOENIX-AIM          BERNSTEIN
                                                          INTERNATIONAL          ASIA          MID-CAP EQUITY      GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        14,327    $         7,542    $        (1,230)    $          (194)
   Net realized gain (loss)                                       48,584              1,231               (676)             (5,761)
   Net unrealized appreciation (depreciation)                   (736,332)             6,006            (24,727)            (29,404)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations            (673,421)            14,779            (26,633)            (35,359)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          927,293             53,485             18,364              26,587
   Participant transfers                                        (398,614)            95,063            278,896             143,923
   Participant withdrawals                                      (210,350)          (104,081)            (1,808)             (3,614)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              318,329             44,467            295,452             166,896
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                        (355,092)            59,246            268,819             131,537
NET ASSETS
   Beginning of period                                         4,572,995            264,872                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     4,217,903    $       324,118    $       268,819     $       131,537
                                                        =================  =================  =================   =================


                                                                               PHOENIX-
                                                                               DEUTSCHE        PHOENIX-DUFF &         PHOENIX-
                                                            PHOENIX-          NASDAQ-100        PHELPS REAL           ENGEMANN
                                                         DEUTSCHE DOW 30       INDEX(R)       ESTATE SECURITIES    CAPITAL GROWTH
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         6,661    $        (2,370)   $        55,941     $      (128,622)
   Net realized gain (loss)                                       (2,648)            (2,417)             9,371             (89,505)
   Net unrealized appreciation (depreciation)                   (187,359)          (152,281)            78,771          (4,800,633)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations            (183,346)          (157,068)           144,083          (5,018,760)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          339,800             71,315            373,280           4,238,752
   Participant transfers                                         214,314             82,773            658,273             290,551
   Participant withdrawals                                       (45,200)            (8,557)           (69,749)         (1,019,647)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              508,914            145,531            961,804           3,509,656
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         325,568            (11,537)         1,105,887          (1,509,104)
NET ASSETS
   Beginning of period                                           760,871            311,477          1,054,160          17,122,952
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     1,086,439    $       299,940    $     2,160,047     $    15,613,848
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-18

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                            PHOENIX-           PHOENIX-                               PHOENIX-
                                                         ENGEMANN SMALL      FEDERATED U.S.       PHOENIX-          GOODWIN MULTI-
                                                          & MID-CAP           GOVERNMENT        GOODWIN MONEY        SECTOR FIXED
                                                            GROWTH               BOND              MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (2,963)   $             -    $       157,445     $       493,028
   Net realized gain (loss)                                       (3,885)                 -                  -               1,309
   Net unrealized appreciation (depreciation)                   (128,673)             2,601                  -             192,596
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations            (135,521)             2,601            157,445             686,933
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           93,431                  -         23,064,000             741,599
   Participant transfers                                         118,611                  -        (14,527,799)            884,973
   Participant withdrawals                                       (19,352)                 -         (1,205,474)           (231,162)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              192,690                  -          7,330,727           1,395,410
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                          57,169              2,601          7,488,172           2,082,343
NET ASSETS
   Beginning of period                                           384,734            455,295         24,088,009           6,537,618
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       441,903    $       457,896    $    31,576,181     $     8,619,961
                                                        =================  =================  =================   =================


                                                                              PHOENIX-J.P.
                                                                                MORGAN
                                                        PHOENIX-HOLLISTER       RESEARCH        PHOENIX-JANUS        PHOENIX-JANUS
                                                          VALUE EQUITY       ENHANCED INDEX    FLEXIBLE INCOME          GROWTH
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        12,035    $        14,863    $        65,616     $       (24,517)
   Net realized gain (loss)                                       (5,502)           (19,061)            12,470             (19,167)
   Net unrealized appreciation (depreciation)                 (1,869,003)        (2,951,487)            70,570          (1,158,677)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations          (1,862,470)        (2,955,685)           148,656          (1,202,361)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        1,458,589          1,764,677            229,152             920,672
   Participant transfers                                         289,477           (444,389)         2,314,421           1,374,025
   Participant withdrawals                                      (337,622)          (274,967)           (45,567)           (137,949)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            1,410,444          1,045,321          2,498,006           2,156,748
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                        (452,026)        (1,910,364)         2,646,662             954,387
NET ASSETS
   Beginning of period                                         7,365,775         11,578,086            588,962           2,307,647
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     6,913,749    $     9,667,722    $     3,235,624     $     3,262,034
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-19

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                            PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          PHOENIX-KAYNE       SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD
                                                         LARGE-CAP CORE     QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE
                                                          SUBACCOUNT(4)     SUBACCOUNT(6)       SUBACCOUNT(8)        SUBACCOUNT(9)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $             3    $            77    $           (84)    $             -
   Net realized gain (loss)                                            -                 49                  1                   -
   Net unrealized appreciation (depreciation)                         33                (23)              (272)               (133)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations                  36                103               (355)               (133)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            3,364                383              4,033               4,905
   Participant transfers                                           4,550             11,741             77,579                   -
   Participant withdrawals                                           (77)               (46)              (248)                (10)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                7,837             12,078             81,364               4,895
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                           7,873             12,181             81,009               4,762
NET ASSETS
   Beginning of period                                                 -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $         7,873    $        12,181    $        81,009     $         4,762
                                                        =================  =================  =================   =================


                                                           PHOENIX-LORD      PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                           ABBETT BOND-    ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                            DEBENTURE           VALUE              VALUE               STOCK
                                                           SUBACCOUNT(7)     SUBACCOUNT(5)      SUBACCOUNT(5)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $           198    $           114    $           120     $          (994)
   Net realized gain (loss)                                           19                 (1)                 9                 (50)
   Net unrealized appreciation (depreciation)                        (22)             3,035              1,805             (40,806)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations                 195              3,148              1,934             (41,850)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            2,738              5,585              6,388              34,658
   Participant transfers                                           9,098            180,408             71,415             228,782
   Participant withdrawals                                           (13)              (438)              (231)             (2,164)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               11,823            185,555             77,572             261,276
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                          12,018            188,703             79,506             219,426
NET ASSETS
   Beginning of period                                                 -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $        12,018    $       188,703    $        79,506     $       219,426
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-20

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                  PHOENIX-            OAKHURST
                                                           PHOENIX-MFS       PHOENIX-MFS       OAKHURST GROWTH       STRATEGIC
                                                         INVESTORS TRUST        VALUE            AND INCOME          ALLOCATION
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $             5    $         5,780    $         3,733     $       166,963
   Net realized gain (loss)                                       (1,205)            (9,638)            (1,201)             (8,721)
   Net unrealized appreciation (depreciation)                    (21,756)          (106,444)        (1,659,016)         (1,269,231)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             (22,956)          (110,302)        (1,656,484)         (1,110,989)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            6,645            346,217          1,047,311           1,247,951
   Participant transfers                                         231,491          1,019,823            190,944           5,663,515
   Participant withdrawals                                          (810)           (14,219)          (176,261)           (317,393)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              237,326          1,351,821          1,061,994           6,594,073
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         214,370          1,241,519           (594,490)          5,483,084
NET ASSETS
   Beginning of period                                                 -             12,887          6,705,409           4,132,150
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       214,370    $     1,254,406    $     6,110,919     $     9,615,234
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-     PHOENIX-SENECA
                                                              VALUE           CAP VALUE          CAP VALUE          MID-CAP GROWTH
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,193    $         7,257    $        (3,029)    $       (36,608)
   Net realized gain (loss)                                          (93)           314,996             32,664             (12,611)
   Net unrealized appreciation (depreciation)                    (33,075)          (812,570)          (227,223)         (1,853,286)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             (31,975)          (490,317)          (197,588)         (1,902,505)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           87,270            712,164            258,017           1,152,154
   Participant transfers                                          80,745          1,023,492            843,040             433,635
   Participant withdrawals                                        (7,464)          (144,495)           (33,340)           (145,515)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              160,551          1,591,161          1,067,717           1,440,274
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         128,576          1,100,844            870,129            (462,231)
NET ASSETS
   Beginning of period                                           155,779          3,460,650            414,610           4,694,804
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       284,355    $     4,561,494    $     1,284,739     $     4,232,573
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-21

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                             PHOENIX-STATE
                                                                            STREET RESEARCH      PHOENIX-VAN
                                                          PHOENIX-SENECA       SMALL-CAP         KAMPEN FOCUS      AIM V.I. CAPITAL
                                                         STRATEGIC THEME        GROWTH             EQUITY            APPRECIATION
                                                           SUBACCOUNT        SUBACCOUNT(5)        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (29,725)   $          (109)   $        (3,810)    $        (1,255)
   Net realized gain (loss)                                      (63,537)                 3             (5,923)             (3,283)
   Net unrealized appreciation (depreciation)                 (1,615,052)              (768)          (156,855)            (34,241)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations          (1,708,314)              (874)          (166,588)            (38,779)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          937,748                  -            311,256              49,834
   Participant transfers                                        (495,812)            71,421            321,393             254,760
   Participant withdrawals                                      (135,965)              (142)           (17,476)             (8,345)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              305,971             71,279            615,173             296,249
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                      (1,402,343)            70,405            448,585             257,470
NET ASSETS
   Beginning of period                                         4,592,605                  -            316,976              63,885
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     3,190,262    $        70,405 $          765,561     $       321,355
                                                        =================  =================  =================   =================


                                                                                               FEDERATED FUND
                                                                            ALGER AMERICAN        FOR U.S.         FEDERATED HIGH
                                                         AIM V.I. PREMIER     LEVERAGED          GOVERNMENT          INCOME BOND
                                                              EQUITY            ALLCAP         SECURITIES II           FUND II
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (814)   $        (6,571)   $        56,700     $        58,817
   Net realized gain (loss)                                       (2,227)           (85,583)             2,211               3,276
   Net unrealized appreciation (depreciation)                   (104,515)          (277,634)           183,773             (54,842)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations            (107,556)          (369,788)           242,684               7,251
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           69,674            308,845            689,994             112,653
   Participant transfers                                         337,456            342,126          3,062,276             211,533
   Participant withdrawals                                        (5,897)           (35,959)           (76,675)            (23,205)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              401,233            615,012          3,675,595             300,981
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         293,677            245,224          3,918,279             308,232
NET ASSETS
   Beginning of period                                           136,229            683,867          1,401,340             577,560
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       429,906    $       929,091    $     5,319,619     $       885,792
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-22

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                              VIP GROWTH                            MUTUAL SHARES
                                                         VIP CONTRAFUND(R)  OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (2,513)   $           (62)   $       (12,797)    $         1,864
   Net realized gain (loss)                                      (11,506)            (7,473)           (83,914)             29,670
   Net unrealized appreciation (depreciation)                    (77,368)           (47,017)          (612,560)           (264,743)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations             (91,387)           (54,552)          (709,271)           (233,209)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          176,819             23,204            502,738             450,896
   Participant transfers                                         544,874             88,772          1,100,808             501,981
   Participant withdrawals                                       (28,338)            (5,115)           (56,040)            (58,312)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              693,355            106,861          1,547,506             894,565
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                         601,968             52,309            838,235             661,356
NET ASSETS
   Beginning of period                                           446,469            208,442          1,374,128           1,155,730
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $     1,048,437    $       260,751    $     2,212,363     $     1,817,086
                                                        =================  =================  =================   =================


                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON          TEMPLETON            TEMPLETON
                                                             MARKETS           FOREIGN          GLOBAL ASSET           GROWTH
                                                           SECURITIES         SECURITIES         ALLOCATION           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         2,341    $        19,042    $         3,598     $        30,465
   Net realized gain (loss)                                          383             36,052                (99)             43,653
   Net unrealized appreciation (depreciation)                     (7,963)          (524,443)           (23,593)           (523,341)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations              (5,239)          (469,349)           (20,094)           (449,223)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          210,864            695,412             37,850             452,039
   Participant transfers                                         (40,627)           584,616                  -             832,329
   Participant withdrawals                                      (160,681)           (69,852)           (11,440)            (42,760)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                9,556          1,210,176             26,410           1,241,608
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                           4,317            740,827              6,316             792,385
NET ASSETS
   Beginning of period                                           374,592          1,807,036            380,620           1,349,965
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       378,909    $     2,547,863    $       386,936     $     2,142,350
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-23

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                          SCUDDER VIT
                                                         EAFE(R) EQUITY      SCUDDER VIT                            WANGER FOREIGN
                                                             INDEX         EQUITY 500 INDEX      TECHNOLOGY             FORTY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $         5,050    $        10,227    $        (6,803)    $        (5,864)
   Net realized gain (loss)                                       (4,834)               421            (97,928)             18,613
   Net unrealized appreciation (depreciation)                   (158,697)           (81,140)          (599,732)           (115,944)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) resulting from operations            (158,481)           (70,492)          (704,463)           (103,195)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          174,840            140,451            311,811             208,048
   Participant transfers                                          44,273            872,223             20,473              (1,834)
   Participant withdrawals                                       (28,498)           (19,010)           (55,527)            (28,729)
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              190,615            993,664            276,757             177,485
                                                        -----------------  -----------------  -----------------   -----------------
   Net increase (decrease) in net assets                          32,134            923,172           (427,706)             74,290
NET ASSETS
   Beginning of period                                           593,484             25,419          1,097,497             673,906
                                                        -----------------  -----------------  -----------------   -----------------
   End of period                                         $       625,618    $       948,591    $       669,791     $       748,196
                                                        =================  =================  =================   =================


                                                              WANGER                             WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP         WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (17,292)   $        (3,270)   $       (61,531)
   Net realized gain (loss)                                       22,889               (429)             7,610
   Net unrealized appreciation (depreciation)                   (317,779)           (31,862)        (1,474,442)
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations            (312,182)           (35,561)        (1,528,363)
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          631,590             98,309          1,630,435
   Participant transfers                                         106,838             92,434            385,235
   Participant withdrawals                                      (134,238)           (14,710)          (324,628)
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              604,190            176,033          1,691,042
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         292,008            140,472            162,679
NET ASSETS
   Beginning of period                                         1,899,143            335,800          7,673,477
                                                        -----------------  -----------------  -----------------
   End of period                                         $     2,191,151    $       476,272    $     7,836,156
                                                        =================  =================  =================


Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1) From inception January 10, 2002 to December 31, 2002.
(2) From inception January 14, 2002 to December 31, 2002.
(3) From inception January 31, 2002 to December 31, 2002.
(4) From inception September 18, 2002 to December 31, 2002.
(5) From inception September 23, 2002 to December 31, 2002.
(6) From inception September 27, 2002 to December 31, 2002.
(7) From inception October 8, 2002 to December 31, 2002.
(8) From inception October 15, 2002 to December 31, 2002.
(9) From inception November 20, 2002 to December 31, 2002.


                        See Notes to Financial Statements

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit
                                                        changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------------------------------------------------------------------



                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily in
                                                        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R)Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                   Match the performance of the Morgan Stanley Capital
                                                        International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------


                                                               SA-26

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $         1,616,055                   $        1,407,028
      Phoenix-AIM Mid-Cap Equity Series                                            271,677                               62,637
      Phoenix-Alliance/Bernstein Enhanced Index Series                           1,631,579                              789,997
      Phoenix-Alliance/Bernstein Growth + Value Series                             148,877                               37,961
      Phoenix-Duff & Phelps Real Estate Securities Series                        1,414,660                              454,708
      Phoenix-Engemann Capital Growth Series                                     2,850,057                            1,436,166
      Phoenix-Engemann Small & Mid-Cap Growth Series                               502,533                              192,602
      Phoenix-Goodwin Money Market Series                                       24,994,240                           25,827,728
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           2,660,115                              925,795
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                          706,394                                2,508
      Phoenix-Janus Flexible Income Series                                       2,790,123                            3,081,556
      Phoenix-Kayne Rising Dividends Series                                        492,775                               17,210
      Phoenix-Kayne Small-Cap Quality Value Series                                 301,979                               71,483
      Phoenix-Lazard International Equity Select Series                            757,948                              122,847
      Phoenix-Lazard Small-Cap Value Series                                        270,886                              150,078
      Phoenix-Lazard U.S. Multi-Cap Series                                          18,744                                6,981
      Phoenix-Lord Abbett Bond-Debenture Series                                    705,695                               26,228
      Phoenix-Lord Abbett Large-Cap Value Series                                 1,090,462                               77,600
      Phoenix-Lord Abbett Mid-Cap Value Series                                     462,513                               62,935
      Phoenix-MFS Investors Growth Stock Series                                  2,302,540                            1,284,216
      Phoenix-MFS Investors Trust Series                                           212,736                              110,089
      Phoenix-MFS Value Series                                                   1,331,725                              454,255
      Phoenix-Northern Dow 30 Series                                               657,924                              317,758
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  565,638                              111,220
      Phoenix-Oakhurst Growth and Income Series                                  1,160,793                              645,640
      Phoenix-Oakhurst Strategic Allocation Series                               1,661,580                            1,409,150
      Phoenix-Oakhurst Value Equity Series                                       1,897,905                            1,642,942
      Phoenix-Sanford Bernstein Global Value Series                                198,127                               25,068
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             1,728,367                            1,338,384
      Phoenix-Sanford Bernstein Small-Cap Value Series                             663,346                              331,132
      Phoenix-Seneca Mid-Cap Growth Series                                       1,201,412                              888,033
      Phoenix-Seneca Strategic Theme Series                                        671,125                              480,921
      Phoenix-State Street Research Small-Cap Growth Series                        969,493                              639,476


                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $           434,598                   $           54,245
      AIM V.I. Premier Equity Fund                                                 189,487                              149,099

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    497,689                              218,260

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           2,697,051                            1,695,894
      Federated High Income Bond Fund II -- Primary Shares                      10,340,012                            9,856,286

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                1,337,105                              153,127
      VIP Growth Opportunities Portfolio                                            45,176                               32,852
      VIP Growth Portfolio                                                       1,891,955                              640,180

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                695,860                              482,556
      Templeton Developing Markets Securities Fund                                  28,488                               15,722
      Templeton Foreign Securities Fund                                          1,494,486                            1,118,797
      Templeton Global Asset Allocation Fund                                        47,839                               31,476
      Templeton Growth Securities Fund                                           1,021,003                              225,174

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               155,327                                7,594
      Rydex Variable Trust Nova Fund                                                52,474                               43,242
      Rydex Variable Trust Sector Rotation Fund                                     31,257                                1,831

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        345,500                              151,824
      Scudder VIT Equity 500 Index Fund                                          2,481,871                              366,932

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                         365,396                              225,181

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                       1,643,743                            1,247,106
      Wanger International Small Cap                                             4,683,480                            2,938,747
      Wanger Twenty                                                                631,057                              128,284
      Wanger U.S. Smaller Companies                                              1,768,368                            1,201,659

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                               2,809,091         2,685,618         2,460,753
     Unit value                                                                   $2.054470         $1.570552         $1.858378
     Net assets (thousands)                                                          $5,771            $4,218            $4,573
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      1.12%             0.32%            (0.80%)
     Total return                                                                    30.81%           (15.49%)          (24.65%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(8)
     Accumulation units outstanding                                                 482,700           285,804                 -
     Unit value                                                                   $1.196093         $0.940570                 -
     Net assets (thousands)                                                            $577              $269                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                     (0.82%)           (0.79%)(21)            -
     Total return                                                                    27.17%           (10.11%)                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                              10,933,014        10,134,496         9,188,345
     Unit value                                                                   $1.194527         $0.953942         $1.260084
     Net assets (thousands)                                                         $13,060            $9,668           $11,578
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.32%             0.14%            (0.07%)
     Total return                                                                    25.22%            (24.3%)          (12.34%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(8)
     Accumulation units outstanding                                                 284,478           165,559                 -
     Unit value                                                                   $0.993520         $0.794502                 -
     Net assets (thousands)                                                            $283              $132                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                     (0.21%)           (0.19%)(21)            -
     Total return                                                                    25.05%           (23.48%)                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                                               1,449,931         1,102,269           598,108
     Unit value                                                                   $2.687890         $1.959636         $1.762490
     Net assets (thousands)                                                          $3,897            $2,160            $1,054
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      2.74%             3.29%             3.49%
     Total return                                                                    37.16%            11.19%             5.76%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                               6,170,336         5,673,506         4,640,712
     Unit value                                                                   $3.453214         $2.752063         $3.689693
     Net assets (thousands)                                                         $21,307           $15,614           $17,123
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.72%)           (0.78%)           (0.74%)
     Total return                                                                    25.48%           (25.41%)          (35.11%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               1,856,325         1,179,463           725,224
     Unit value                                                                   $0.544200         $0.374665         $0.530504
     Net assets (thousands)                                                          $1,010              $442              $385
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.78%)           (0.74%)
     Total return                                                                    45.25%           (29.38%)          (27.31%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                              18,120,832        18,607,236        14,281,002
     Unit value                                                                   $1.694929         $1.696984         $1.686717
     Net assets (thousands)                                                         $30,714           $31,576           $24,008
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.12%)            0.59%             2.75%
     Total return                                                                    (0.12%)            0.61%             2.99%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                                               3,495,053         3,104,557         2,569,280
     Unit value                                                                   $3.155813         $2.776551         $2.544533
     Net assets (thousands)                                                         $11,030            $8,620            $6,538
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      5.91%             6.44%             8.35%
     Total return                                                                    13.66%             9.12%             5.24%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(19)
     Accumulation units outstanding                                                 690,316                 -                 -
     Unit value                                                                   $1.024824                 -                 -
     Net assets (thousands)                                                            $707                 -                 -
     Mortality and expense ratio                                                      0.80% (21)            -                 -
     Net investment income ratio                                                      6.34% (21)            -                 -
     Total return                                                                     1.26%                 -                 -

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES
     Accumulation units outstanding                                               2,270,378         2,622,044           523,721
     Unit value                                                                   $1.302334         $1.234008         $1.124570
     Net assets (thousands)                                                          $2,957            $3,236              $589
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      2.62%             5.11%             5.03%
     Total return                                                                     5.54%             9.73%             6.38%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(10)
     Accumulation units outstanding                                                 459,458             8,179                 -
     Unit value                                                                   $1.137122         $0.962489                 -
     Net assets (thousands)                                                            $522                $8                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      0.38%             0.20% (21)            -
     Total return                                                                    18.14%             1.55%                 -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(12)
     Accumulation units outstanding                                                 220,665            12,097                 -
     Unit value                                                                   $1.201440         $1.006924                 -
     Net assets (thousands)                                                            $265               $12                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      1.43%             6.63% (21)            -
     Total return                                                                    19.32%             7.18%                 -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                 703,224            84,844                 -
     Unit value                                                                   $1.229572         $0.954805                 -
     Net assets (thousands)                                                            $865               $81                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      0.25%            (0.81%)(21)            -
     Total return                                                                    28.78%             0.55%                 -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                 116,112             4,880                 -
     Unit value                                                                   $1.344974         $0.975786                 -
     Net assets (thousands)                                                            $156                $5                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                     (0.70%)                -                 -
     Total return                                                                    37.83%            (2.72%)                -

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(16)
     Accumulation units outstanding                                                   9,590                 -                 -
     Unit value                                                                   $1.279920                 -                 -
     Net assets (thousands)                                                             $12                 -                 -
     Mortality and expense ratio                                                      0.80% (21)            -                 -
     Net investment income ratio                                                      1.29% (21)            -                 -
     Total return                                                                    28.25%                 -                 -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
     Accumulation units outstanding                                                 583,321            11,334                 -
     Unit value                                                                   $1.238637         $1.060350                 -
     Net assets (thousands)                                                            $723               $12                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      5.51%            23.85% (21)            -
     Total return                                                                    16.81%             6.98%                 -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(11)
     Accumulation units outstanding                                               1,091,073           190,737                 -
     Unit value                                                                   $1.278196         $0.989338                 -
     Net assets (thousands)                                                          $1,395              $189                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      0.03%             0.36% (21)            -
     Total return                                                                    29.20%             6.90%                 -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
     Accumulation units outstanding                                                 441,980            79,721                 -
     Unit value                                                                   $1.231371         $0.997297                 -
     Net assets (thousands)                                                            $544               $80                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                      0.25%             0.94% (21)            -
     Total return                                                                    23.47%             4.96%                 -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                               9,347,002         6,917,685         3,454,536
     Unit value                                                                   $0.565199         $0.471550         $0.668005
     Net assets (thousands)                                                          $5,283            $3,262            $2,308
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.78%)           (0.80%)
     Total return                                                                    19.86%           (29.41%)          (24.46%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(7)
     Accumulation units outstanding                                                 393,964           262,079                 -
     Unit value                                                                   $0.994492         $0.817963                 -
     Net assets (thousands)                                                            $392              $214                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                     (0.23%)            0.00% (21)(22)        -
     Total return                                                                    21.58%           (21.34%)                -


     PHOENIX-MFS VALUE SERIES(6)
     Accumulation units outstanding                                               2,338,600         1,390,117            12,206
     Unit value                                                                   $1.117584         $0.902374         $1.055814
     Net assets (thousands)                                                          $2,614            $1,254               $13
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                      0.80%             1.08%             1.60% (21)
     Total return                                                                    23.85%           (14.53%)            2.05%


     PHOENIX-NORTHERN DOW 30 SERIES
     Accumulation units outstanding                                               1,734,551         1,362,211           799,685
     Unit value                                                                   $1.007986         $0.797556         $0.951463
     Net assets (thousands)                                                          $1,748            $1,086              $761
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.93%             0.68%             0.47%
     Total return                                                                    26.38%           (16.18%)           (6.74%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                               1,979,800           911,998           586,462
     Unit value                                                                   $0.485616         $0.328810         $0.531117
     Net assets (thousands)                                                            $961              $300              $311
     Mortality and expense ratio                                                      0.80%             0.80%              .80%
     Net investment income ratio                                                     (0.83%)           (0.77%)           (0.80%)
     Total return                                                                    47.66%           (38.08%)          (33.60%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES
     Accumulation units outstanding                                               7,625,426         7,103,928         5,991,771
     Unit value                                                                   $1.087694         $0.860217         $1.119103
     Net assets (thousands)                                                          $8,294            $6,111            $6,705
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.35%             0.06%            (0.18%)
     Total return                                                                    26.44%           (23.13%)           (8.91%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                               2,965,387         2,953,570         1,113,366
     Unit value                                                                   $3.871209         $3.255461         $3.711403
     Net assets (thousands)                                                         $11,480            $9,615            $4,132
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      1.86%             2.10%             1.81%
     Total return                                                                    18.91%           (12.28%)            1.05%


     PHOENIX-OAKHURST VALUE EQUITY SERIES
     Accumulation units outstanding                                               6,564,979         6,371,754         5,257,047
     Unit value                                                                   $1.333382         $1.085062         $1.401124
     Net assets (thousands)                                                          $8,754            $6,914            $7,366
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.13%             0.16%             0.22%
     Total return                                                                    22.89%           (22.56%)          (18.62%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
     Accumulation units outstanding                                                 553,888           364,208           169,290
     Unit value                                                                   $1.028460         $0.780749         $0.920189
     Net assets (thousands)                                                            $570              $284              $156
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                      1.00%             0.60%             0.67% (21)
     Total return                                                                    31.73%           (15.15%)           (7.98%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                               4,918,782         4,715,917         3,245,749
     Unit value                                                                   $1.352684         $0.967255         $1.066210
     Net assets (thousands)                                                          $6,654            $4,561            $3,461
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.63%)            0.17%             0.82%
     Total return                                                                    39.85%            (9.28%)           22.00%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                               1,483,830         1,231,314           360,540
     Unit value                                                                   $1.489038         $1.043389         $1.149967
     Net assets (thousands)                                                          $2,209            $1,285              $415
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                     (0.83%)           (0.26%)            0.64% (21)
     Total return                                                                    42.71%            (9.27%)           15.00%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               4,892,941         4,517,587         3,355,335
     Unit value                                                                   $1.197406         $0.936910         $1.399206
     Net assets (thousands)                                                          $5,859            $4,233            $4,695
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.78%)           (0.80%)
     Total return                                                                    27.80%           (33.04%)          (25.89%)


     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                               3,204,388         3,047,941         2,830,043
     Unit value                                                                   $1.425210         $1.046694         $1.622804
     Net assets (thousands)                                                          $4,567            $3,190            $4,593
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.78%)           (0.80%)
     Total return                                                                    36.16%           (35.50%)          (27.94%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(11)
     Accumulation units outstanding                                                 270,608            70,030                 -
     Unit value                                                                   $1.529729         $1.005350                 -
     Net assets (thousands)                                                            $414               $70                 -
     Mortality and expense ratio                                                      0.80%             0.80% (21)            -
     Net investment income ratio                                                     (0.83%)           (0.80%)(21)            -
     Total return                                                                    52.16%             1.95%                 -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(3)
     Accumulation units outstanding                                               1,016,538           494,444            73,759
     Unit value                                                                   $0.835066         $0.649933         $0.866135
     Net assets (thousands)                                                            $849              $321               $64
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                     (0.82%)           (0.79%)           (0.81%)(21)
     Total return                                                                    28.48%           (24.96%)          (13.39%)


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                                 728,485           661,274           144,969
     Unit value                                                                   $0.806660         $0.650118         $0.939709
     Net assets (thousands)                                                            $588              $430              $136
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                     (0.52%)           (0.25%)           (0.24%)(21)
     Total return                                                                    24.08%           (30.82%)           (6.03%)

                                 ESTATE EDGE(R)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                               2,864,240         2,287,518         1,103,864
     Unit value                                                                   $0.542824         $0.406157         $0.619521
     Net assets (thousands)                                                          $1,555              $929              $684
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.77%)           (0.78%)
     Total return                                                                    33.65%           (34.44%)          (16.61%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               4,839,077         4,198,608         1,196,445
     Unit value                                                                   $1.286605         $1.266996         $1.171253
     Net assets (thousands)                                                          $6,226            $5,320            $1,401
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      2.66%             1.83%             2.65%
     Total return                                                                     1.55%             8.17%             6.17%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                                               1,543,019           970,442           636,398
     Unit value                                                                   $1.106623         $0.912772         $0.907544
     Net assets (thousands)                                                          $1,708              $886              $578
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      9.71%             7.87%             8.26%
     Total return                                                                    21.24%             0.58%             0.57%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                                               2,972,518         1,456,013           557,097
     Unit value                                                                   $0.916843         $0.720074         $0.801421
     Net assets (thousands)                                                          $2,725            $1,048              $446
     Mortality and expense ratio                                                      0.80%             0.80%              .80%
     Net investment income ratio                                                     (0.56%)           (0.34%)           (0.58%)
     Total return                                                                    27.33%           (10.15%)          (13.06%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                                                 488,086           464,350           287,524
     Unit value                                                                   $0.722285         $0.561539         $0.724955
     Net assets (thousands)                                                            $353              $261              $208
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.22%)           (0.03%)           (0.58%)
     Total return                                                                    28.63%           (22.54%)          (18.39%)

                                 ESTATE EDGE(R)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                               7,147,424         4,687,289         2,015,892
     Unit value                                                                   $0.621708         $0.471992         $0.681648
     Net assets (thousands)                                                          $4,444            $2,212            $1,374
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.66%)           (0.68%)           (0.80%)
     Total return                                                                    31.72%           (30.76%)          (18.39%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                                               1,762,593         1,603,078           891,987
     Unit value                                                                   $1.407201         $1.133499         $1.295681
     Net assets (thousands)                                                          $2,480            $1,817            $1,156
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.23%             0.12%             1.03%
     Total return                                                                    24.15%           (12.52%)            6.19%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                                 397,438           385,906           377,899
     Unit value                                                                   $1.490172         $0.981871         $0.991250
     Net assets (thousands)                                                            $592              $379              $375
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.35%             0.60%            (0.14%)
     Total return                                                                    51.77%            (0.95%)           (8.82%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                               3,738,411         3,297,658         1,889,438
     Unit value                                                                   $1.013332         $0.772628         $0.956388
     Net assets (thousands)                                                          $3,788            $2,548            $1,807
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.92%             0.82%             1.98%
     Total return                                                                    31.15%           (19.21%)          (16.67%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND
     Accumulation units outstanding                                                 373,954           367,666           343,027
     Unit value                                                                   $1.377607         $1.052415         $1.109592
     Net assets (thousands)                                                            $515              $387              $381
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      1.75%             0.94%             0.42%
     Total return                                                                    30.90%            (5.15%)          (10.67%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                                               2,594,728         1,959,317           998,298
     Unit value                                                                   $1.433227         $1.093417         $1.352266
     Net assets (thousands)                                                          $3,719            $2,142            $1,350
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      0.75%             1.54%            15.92%
     Total return                                                                    31.08%           (19.14%)           (2.10%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(20)
     Accumulation units outstanding                                                 133,699                 -                 -
     Unit value                                                                   $1.054405                 -                 -
     Net assets (thousands)                                                            $141                 -                 -
     Mortality and expense ratio                                                      0.80% (21)            -                 -
     Net investment income ratio                                                     (0.80%)(21)            -                 -
     Total return                                                                     6.62%                 -                 -


     RYDEX VARIABLE TRUST NOVA FUND(17)
     Accumulation units outstanding                                                   9,774                 -                 -
     Unit value                                                                   $1.218423                 -                 -
     Net assets (thousands)                                                             $12                 -                 -
     Mortality and expense ratio                                                      0.80% (21)            -                 -
     Net investment income ratio                                                     (0.82%)(21)            -                 -
     Total return                                                                    21.02%                 -                 -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(18)
     Accumulation units outstanding                                                  27,165                 -                 -
     Unit value                                                                   $1.155895                 -                 -
     Net assets (thousands)                                                             $31                 -                 -
     Mortality and expense ratio                                                      0.80% (21)            -                 -
     Net investment income ratio                                                     (0.82%)(21)            -                 -
     Total return                                                                    16.55%                 -                 -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                               1,409,498         1,111,076           819,750
     Unit value                                                                   $0.744878         $0.563080         $0.723980
     Net assets (thousands)                                                          $1,050              $626              $593
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                      3.40%             0.81%            (0.80%)
     Total return                                                                    32.29%           (22.22%)          (25.30%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     SCUDDER VIT EQUITY 500 INDEX FUND(5)
     Accumulation units outstanding                                               3,448,709         1,156,156            24,095
     Unit value                                                                   $1.043083         $0.820470         $1.054972
     Net assets (thousands)                                                          $3,597              $949               $25
     Mortality and expense ratio                                                      0.80%             0.80%             0.80% (21)
     Net investment income ratio                                                      0.08%             2.76%            (0.86%)(21)
     Total return                                                                    27.13%           (22.94%)           (1.07%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                               4,035,516         3,426,802         2,842,475
     Unit value                                                                   $0.286527         $0.195457         $0.386106
     Net assets (thousands)                                                          $1,156              $670            $1,097
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.77%)           (0.80%)
     Total return                                                                    46.59%           (49.38%)          (49.27%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY
     Accumulation units outstanding                                               1,099,621           772,732           584,851
     Unit value                                                                   $1.356596         $0.968247         $1.152268
     Net assets (thousands)                                                          $1,492              $748              $674
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.53%)           (0.80%)           (0.57%)
     Total return                                                                    40.11%           (15.97%)          (27.21%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                               2,836,542         1,762,092         1,305,477
     Unit value                                                                   $1.836337         $1.243495         $1.454746
     Net assets (thousands)                                                          $5,209            $2,191            $1,899
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.56%)           (0.80%)           (0.80%)
     Total return                                                                    47.68%           (14.52%)          (21.79%)


     WANGER TWENTY
     Accumulation units outstanding                                                 753,030           402,592           260,131
     Unit value                                                                   $1.534161         $1.183016         $1.290891
     Net assets (thousands)                                                          $1,155              $476              $336
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.82%)           (0.79%)           (0.81%)
     Total return                                                                    29.68%            (8.36%)            8.22%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                         2003              2002              2001
----------                                                                     -------------     -------------     -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                               5,629,689         5,292,455         4,276,912
     Unit value                                                                   $2.103618         $1.480628         $1.794163
     Net assets (thousands)                                                         $11,843            $7,836            $7,673
     Mortality and expense ratio                                                      0.80%             0.80%             0.80%
     Net investment income ratio                                                     (0.83%)           (0.79%)           (0.74%)
     Total return                                                                    42.08%           (17.48%)           10.49%









MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 16, 2001 to December 31, 2001.    (12) From inception September 27, 2002 to December 31, 2002.
(2) From inception January 26, 2001 to December 31, 2001.    (13) From inception October 8, 2002 to December 31, 2002.
(3) From inception May 17, 2001 to December 31, 2001.        (14) From inception October 15, 2002 to December 31, 2002.
(4) From inception June 18, 2001 to December 31, 2001.       (15) From inception November 20, 2002 to December 31, 2002.
(5) From inception November 28, 2001 to December 31, 2001.   (16) From inception January 22, 2003 to December 31, 2003.
(6) From inception November 30, 2001 to December 31, 2001.   (17) From inception June 3, 2003 to December 31, 2003.
(7) From inception January 10, 2002 to December 31, 2002.    (18) From inception June 9, 2003 to December 31, 2003.
(8) From inception January 14, 2002 to December 31, 2002.    (19) From inception June 12, 2003 to December 31, 2003.
(9) From inception January 31, 2002 to December 31, 2002.    (20) From inception June 19, 2003 to December 31, 2003.
(10) From inception September 18, 2002 to December 31, 2002. (21) Annualized.
(11) From inception September 23, 2002 to December 31, 2002. (22) Amount is less than 0.00%.


                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                       PHOENIX-ABERDEEN      PHOENIX-AIM          BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX     GROWTH + VALUE
                                                            SERIES              SERIES             SERIES             SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           2,685,618             285,804         10,134,496             165,559
Participant deposits                                            377,974              56,947          1,387,219              41,004
Participant transfers                                            (1,359)            144,367           (168,459)             91,581
Participant withdrawals                                        (253,142)             (4,418)          (420,242)            (13,666)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,809,091             482,700         10,933,014             284,478
                                                      ============================================================================

                                                        PHOENIX-DUFF &
                                                          PHELPS REAL      PHOENIX-ENGEMANN    PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                            ESTATE          CAPITAL GROWTH      SMALL & MID-CAP      Money Market
                                                       SECURITIES SERIES        SERIES          GROWTH SERIES          SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           1,102,269           5,673,506          1,179,463          18,607,236
Participant deposits                                            152,722           1,097,871            231,492           9,094,031
Participant transfers                                           282,917            (192,807)           495,782          (8,639,971)
Participant withdrawals                                         (87,977)           (408,234)           (50,412)           (940,464)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,449,931           6,170,336          1,856,325          18,120,832
                                                      ============================================================================

                                                        PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                         MULTI-SECTOR         MULTI-SECTOR      PHOENIX-JANUS      PHOENIX-KAYNE
                                                         FIXED INCOME       SHORT TERM BOND    FLEXIBLE INCOME         RISING
                                                            SERIES              SERIES             SERIES         DIVIDENDS SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           3,104,557                   -          2,622,044               8,179
Participant deposits                                            270,218              28,964            287,474              24,669
Participant transfers                                           224,924             664,104           (585,619)            428,856
Participant withdrawals                                        (104,646)             (2,752)           (53,521)             (2,246)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,495,053             690,316          2,270,378             459,458
                                                      ============================================================================

                                                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                            SERIES              SERIES             SERIES              SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period              12,097              84,844              4,880                   -
Participant deposits                                             42,587              54,516             22,510                 249
Participant transfers                                           168,623             630,823            113,071               9,463
Participant withdrawals                                          (2,642)            (66,959)           (24,349)               (122)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   220,665             703,224            116,112               9,590
                                                      ============================================================================



                                                              SA-42

                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                         PHOENIX-LORD        PHOENIX-LORD                            PHOENIX-MFS
                                                            ABBETT              ABBETT          PHOENIX-LORD         INVESTORS
                                                        BOND-DEBENTURE      LARGE-CAP VALUE     ABBETT MID-CAP       GROWTH STOCK
                                                            SERIES              SERIES          VALUE SERIES           SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period              11,334             190,737             79,721           6,917,685
Participant deposits                                             37,297              86,396             56,217           1,937,776
Participant transfers                                           550,695             839,299            307,255           1,637,877
Participant withdrawals                                         (16,005)            (25,359)            (1,213)        (1,146,336)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   583,321           1,091,073            441,980           9,347,002
                                                      ============================================================================

                                                         PHOENIX-MFS                                              PHOENIX-NORTHERN
                                                        INVESTORS TRUST      PHOENIX-MFS      PHOENIX-NORTHERN        NASDAQ-100
                                                            SERIES           VALUE SERIES      DOW 30 SERIES       INDEX(R) SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             262,079           1,390,117          1,362,211             911,998
Participant deposits                                             65,999             366,432            272,018             264,705
Participant transfers                                            80,007           1,052,243            198,472             922,919
Participant withdrawals                                         (14,121)           (470,192)           (98,150)           (119,822)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   393,964           2,338,600          1,734,551           1,979,800
                                                      ============================================================================

                                                                           PHOENIX-OAKHURST                        PHOENIX-SANFORD
                                                       PHOENIX-OAKHURST       STRATEGIC        PHOENIX-OAKHURST       BERNSTEIN
                                                          GROWTH AND          ALLOCATION         VALUE EQUITY       GLOBAL VALUE
                                                         INCOME SERIES          SERIES              SERIES             SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           7,103,928           2,953,570          6,371,754             364,208
Participant deposits                                            868,536             357,164            903,726              84,361
Participant transfers                                           (67,586)           (161,905)          (406,354)            118,122
Participant withdrawals                                        (279,452)           (183,442)          (304,147)            (12,803)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 7,625,426           2,965,387          6,564,979             553,888
                                                      ============================================================================

                                                       PHOENIX-SANFORD      PHOENIX-SANFORD
                                                           BERNSTEIN           BERNSTEIN        PHOENIX-SENECA     PHOENIX-SENECA
                                                         MID-CAP VALUE      SMALL-CAP VALUE     MID-CAP GROWTH    STRATEGIC THEME
                                                            SERIES              SERIES             SERIES              SERIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           4,715,917           1,231,314          4,517,587           3,047,941
Participant deposits                                            591,021             194,805            767,888             509,150
Participant transfers                                          (106,397)            138,553             37,548            (209,829)
Participant withdrawals                                        (281,759)            (80,842)          (430,082)           (142,874)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,918,782           1,483,830          4,892,941           3,204,388
                                                      ============================================================================


                                                              SA-43

                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                          SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                         PHOENIX-STATE         AIM V.I.
                                                        STREET RESEARCH        CAPITAL             AIM V.I.        ALGER AMERICAN
                                                       SMALL-CAP GROWTH      APPRECIATION       PREMIER EQUITY        LEVERAGED
                                                            SERIES               FUND               FUND           ALLCAP PORTFOLIO
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period              70,030             494,444            661,274           2,287,518
Participant deposits                                             18,026             170,128            133,860             526,587
Participant transfers                                           186,739             400,874            (53,832)            252,620
Participant withdrawals                                          (4,187)            (48,908)           (12,817)           (202,485)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   270,608           1,016,538            728,485           2,864,240
                                                      ============================================================================

                                                        FEDERATED FUND      FEDERATED HIGH
                                                           FOR U.S.          INCOME BOND             VIP             VIP GROWTH
                                                          GOVERNMENT          FUND II --         CONTRAFUND(R)     OPPORTUNITIES
                                                         SECURITIES II      PRIMARY SHARES        PORTFOLIO          PORTFOLIO
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           4,198,608             970,442          1,456,013             464,350
Participant deposits                                            733,877             215,025            407,710              40,102
Participant transfers                                           398,975             527,754          1,189,079              (7,286)
Participant withdrawals                                        (492,383)           (170,202)           (80,284)             (9,080)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,839,077           1,543,019          2,972,518             488,086
                                                      ============================================================================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING          TEMPLETON
                                                          VIP GROWTH         MUTUAL SHARES        MARKETS             FOREIGN
                                                           PORTFOLIO        SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period           4,687,289           1,603,078            385,906           3,297,658
Participant deposits                                          1,394,108             297,627             23,287             466,831
Participant transfers                                         1,256,769              11,030             (1,884)            370,017
Participant withdrawals                                        (190,742)           (149,142)            (9,871)           (396,095)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 7,147,424           1,762,593            397,438           3,738,411
                                                      ============================================================================

                                                       TEMPLETON GLOBAL       TEMPLETON
                                                       ASSET ALLOCATION         GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                             FUND           SECURITIES FUND    TRUST JUNO FUND    TRUST NOVA FUND
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             367,666           1,959,317                  -                  -
Participant deposits                                             32,964             341,978              1,570               2,052
Participant transfers                                           (14,925)            455,048            133,410               8,024
Participant withdrawals                                         (11,751)           (161,615)            (1,281)               (302)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   373,954           2,594,728            133,699               9,774
                                                       ============================================================================


                                                              SA-44

                                                          ESTATE EDGE(R)
                                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                         SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                        RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                         TRUST SECTOR        EAFE(R) EQUITY        EQUITY 500        TECHNOLOGY
                                                        ROTATION FUND         INDEX FUND         INDEX FUND(3)       PORTFOLIO
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period                   -           1,111,076          1,156,155           3,426,802
Participant deposits                                              2,991             286,899            435,551             785,184
Participant transfers                                            24,287              70,418          2,046,079              81,230
Participant withdrawals                                            (113)            (58,895)          (189,076)           (257,700)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    27,165           1,409,498          3,448,709           4,035,516
                                                      ============================================================================

                                                            WANGER              WANGER                              WANGER U.S.
                                                           FOREIGN           INTERNATIONAL                            SMALLER
                                                            FORTY             SMALL CAP         WANGER TWENTY        COMPANIES
                                                      ------------------   ----------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             772,732           1,762,092            402,592           5,292,455
Participant deposits                                            156,777             354,182            143,434             662,920
Participant transfers                                           204,412             901,132            231,626              87,649
Participant withdrawals                                         (34,300)           (180,864)           (24,622)           (413,335)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,099,621           2,836,542            753,030           5,629,689
                                                      ============================================================================


                                                              SA-45


                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                               SUBACCOUNT
                                              -------------------------------------------------------------------------------
                                                                                                                PHOENIX-
                                                 PHOENIX-                                                      ALLIANCE/
                                                 ABERDEEN            PHOENIX-            PHOENIX-AIM           BERNSTEIN
                                               INTERNATIONAL       ABERDEEN NEW         MID-CAP EQUITY       GROWTH + VALUE
                                                  SERIES            ASIA SERIES             SERIES               SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period              2,460,753             333,259                     -                     -
Participant deposits                                  547,389              59,685                18,681                31,624
Participant transfers                                (163,339)            110,662               269,020               138,197
Participant withdrawals                              (159,185)           (115,366)               (1,897)               (4,262)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    2,685,618             388,240               285,804               165,559
                                              ===============================================================================

                                                                     PHOENIX-          PHOENIX-DUFF &            PHOENIX-
                                                  PHOENIX-           DEUTSCHE            PHELPS REAL             ENGEMANN
                                                DEUTSCHE DOW        NASDAQ 100        ESTATE SECURITIES       CAPITAL GROWTH
                                                 30 SERIES        INDEX(R) SERIES           SERIES                SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period                799,685             586,462               598,108             4,640,712
Participant deposits                                  366,716             171,843               198,604             1,370,848
Participant transfers                                 247,232             176,278               327,677                11,099
Participant withdrawals                               (51,422)            (22,585)              (22,120)             (349,153)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    1,362,211             911,998             1,102,269             5,673,506
                                              ===============================================================================

                                                  PHOENIX-                                 PHOENIX-
                                               ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-      PHOENIX-HOLLISTER
                                                  & MID-CAP        GOODWIN MONEY         SECTOR FIXED          VALUE EQUITY
                                                GROWTH SERIES      MARKET SERIES        INCOME SERIES             SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period                725,224          14,281,002             2,569,280             5,257,047
Participant deposits                                  245,591          13,645,156               282,502             1,193,950
Participant transfers                                 210,078          (8,230,816)              316,031               200,152
Participant withdrawals                                (1,430)         (1,088,106)              (63,256)             (279,395)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    1,179,463          18,607,236             3,104,557             6,371,754
                                              ===============================================================================

                                                PHOENIX-J.P.
                                                   MORGAN
                                                  RESEARCH         PHOENIX-JANUS                              PHOENIX-KAYNE
                                               ENHANCED INDEX     FLEXIBLE INCOME       PHOENIX-JANUS         LARGE-CAP CORE
                                                   SERIES             SERIES            GROWTH SERIES             SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period              9,188,345             523,721             3,454,536                     -
Participant deposits                                1,789,476             195,657             1,674,798                 3,692
Participant transfers                                (384,952)          1,941,564             2,016,511                 4,564
Participant withdrawals                              (458,373)            (38,898)             (228,160)                  (77)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                   10,134,496           2,622,044             6,917,685                 8,179
                                              ===============================================================================


                                                               SA-46

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)



                                                                                 SUBACCOUNT
                                              ---------------------------------------------------------------------------------
                                                PHOENIX-KAYNE       PHOENIX-LAZARD
                                                  SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD        PHOENIX-LORD
                                                QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE        ABBETT BOND-
                                                   SERIES               SERIES               SERIES           DEBENTURE SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                        -                    -                     -                    -
Participant deposits                                        384                4,288                 4,890                2,762
Participant transfers                                    11,759               80,814                     -                8,583
Participant withdrawals                                     (46)                (258)                  (10)                 (11)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                         12,097               84,844                 4,880               11,334
                                              =================================================================================

                                                 PHOENIX-LORD         PHOENIX-LORD          PHOENIX-MFS           PHOENIX-MFS
                                               ABBETT LARGE-CAP      ABBETT MID-CAP       INVESTORS GROWTH      INVESTORS TRUST
                                                 VALUE SERIES         VALUE SERIES          STOCK SERIES            SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                        -                    -                     -                    -
Participant deposits                                      6,053                6,708                40,115                7,670
Participant transfers                                   185,122               73,246               249,134              255,379
Participant withdrawals                                    (438)                (233)               (2,627)                (970)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                        190,737               79,721               286,622              262,079
                                              =================================================================================

                                                                        PHOENIX-              PHOENIX-
                                                                     OAKHURST GROWTH          OAKHURST          PHOENIX-SANFORD
                                                  PHOENIX-MFS          AND INCOME            STRATEGIC         BERNSTEIN GLOBAL
                                                 VALUE SERIES            SERIES          ALLOCATION SERIES       VALUE SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                   12,206            5,991,771             1,113,366              169,290
Participant deposits                                    375,890            1,099,013               371,915              106,213
Participant transfers                                 1,017,129              201,721             1,562,383               97,951
Participant withdrawals                                 (15,108)            (188,577)              (94,094)              (9,246)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                      1,390,117            7,103,928             2,953,570              364,208
                                              =================================================================================

                                               PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SENECA       PHOENIX-SENECA
                                                BERNSTEIN MID-     BERNSTEIN SMALL-      MID-CAP GROWTH       STRATEGIC THEME
                                               CAP VALUE SERIES    CAP VALUE SERIES          SERIES               SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                3,245,749              360,540             3,355,335            2,830,043
Participant deposits                                    704,496              220,678               987,301              741,409
Participant transfers                                   977,508              679,949               238,398             (412,017)
Participant withdrawals                                (211,836)             (29,853)              (63,447)            (111,494)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                      4,715,917            1,231,314             4,517,587            3,047,941
                                              =================================================================================


                                                               SA-47

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                             SUBACCOUNT
                                              -------------------------------------------------------------------------------
                                                 PHOENIX-STATE
                                                STREET RESEARCH       PHOENIX-VAN       AIM V.I. CAPITAL
                                                   SMALL-CAP          KAMPEN FOCUS        APPRECIATION      AIM V.I. PREMIER
                                                 GROWTH SERIES       EQUITY SERIES            FUND              EQUITY FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                        -             446,801               73,759              144,969
Participant deposits                                          -             598,019               69,441               97,803
Participant transfers                                    70,165             528,512              362,697              426,113
Participant withdrawals                                    (135)            (31,969)             (11,453)              (7,611)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                         70,030           1,541,363              494,444              661,274
                                              ===============================================================================

                                                                     FEDERATED FUND
                                                ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                                   LEVERAGED           GOVERNMENT          INCOME BOND       VIP CONTRAFUND(R)
                                               ALLCAP PORTFOLIO      SECURITIES II           FUND II             PORTFOLIO
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                1,103,864           1,196,445              636,398              557,097
Participant deposits                                    657,741             561,588              123,790              232,847
Participant transfers                                   599,732           2,501,570              236,291              703,192
Participant withdrawals                                 (73,819)            (60,995)             (26,037)             (37,123)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                      2,287,518           4,198,608              970,442            1,456,013
                                              ===============================================================================

                                                                                                                 TEMPLETON
                                                  VIP GROWTH                                                    DEVELOPING
                                                 OPPORTUNITIES         VIP GROWTH         MUTUAL SHARES           MARKETS
                                                   PORTFOLIO           PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                  287,524           2,015,892              891,987              377,899
Participant deposits                                     39,135             927,637              372,933               54,032
Participant transfers                                   147,030           1,822,958              376,044              (38,105)
Participant withdrawals                                  (9,339)            (79,198)             (37,886)              (7,920)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                        464,350           4,687,289            1,603,078              385,906
                                              ===============================================================================


                                                   TEMPLETON           TEMPLETON            TEMPLETON          SCUDDER VIT
                                                    FOREIGN           GLOBAL ASSET           GROWTH           EAFE(R) EQUITY
                                                SECURITIES FUND     ALLOCATION FUND      SECURITIES FUND       INDEX FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                1,889,438             343,027              998,298              819,750
Participant deposits                                    815,576              35,230              370,439              272,541
Participant transfers                                   674,506                   -              607,669               63,956
Participant withdrawals                                 (81,862)            (10,591)             (17,089)             (45,171)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                      3,297,658             367,666            1,959,317            1,111,076
                                              ===============================================================================


                                                               SA-48

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                           SUBACCOUNT
                                              ----------------------------------------------------------------------
                                                  SCUDDER VIT                                             WANGER
                                                  EQUITY 500        TECHNOLOGY     WANGER FOREIGN     INTERNATIONAL
                                                  INDEX FUND        PORTFOLIO          FORTY            SMALL CAP
                                              -----------------   -------------   ----------------    --------------
Units outstanding, beginning of period                   24,095       2,842,475            584,851         1,305,477
Participant deposits                                    158,856       1,191,343            201,229           461,950
Participant transfers                                   995,068        (376,409)            14,023            93,099
Participant withdrawals                                 (21,863)       (230,607)           (27,371)          (98,434)
                                              ----------------------------------------------------------------------
Units outstanding, end of period                      1,156,156       3,426,802            772,732         1,762,092
                                              ======================================================================

                                                                    WANGER U.S.
                                                                      SMALLER
                                                 WANGER TWENTY       COMPANIES
                                              -----------------   -------------
Units outstanding, beginning of period                  260,131       4,276,912
Participant deposits                                     80,976       1,029,175
Participant transfers                                    73,774         174,859
Participant withdrawals                                 (12,289)       (188,491)
                                              ---------------------------------
Units outstanding, end of period                        402,592       5,292,455
                                              =================================


                                                               SA-49

                                ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrrender value, reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age, and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $3,877,444, $2,792,689 and $2,171,537 for the years ended December 31, 2003, 2002 and 2001, respectively.

   Phoenix receives additional compensation of up to $80 per policy for administrative services to the Account.

   Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums). Such costs aggregated $1,858,767, $421,244 and $759,658 for the periods ended December 31, 2003, 2002 and 2001, respectively.

   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes and a pro rata portion of the surrender charge that would apply to a full surrender is deducted from the policy value and paid to Phoenix.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, ranging from 0% to 20% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal taxes equal to 1.50% and premium taxes equal to 2.25% for nonqualified plans and 1.50% for qualified plans of premiums paid, are paid to Phoenix from each premium payment. In the event of a surrender before ten years, any unpaid balance of the sales charges and premium taxes is deducted and paid to Phoenix.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account at an annual rate of 0.80% (0.25% for policy year 16 and thereafter) of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC

                                ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWAERHOUSECOOPERS [LOGO]



To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Estate Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Estate Edge(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue

New York, New York 10017-2070
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

================================================================================
                              ESTATE STRATEGIES(SM)
================================================================================


                THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2004


                                  ------------


      FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2004 . You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                          ------------------------- -

                                TABLE OF CONTENTS

                                                                            PAGE

Phoenix Life Insurance Company............................................   2


The Separate Account......................................................   2


The Policy................................................................   3


Servicing Agent...........................................................   3

Underwriter...............................................................   3

Disruptive Trading and Market Timing......................................   3

Performance History.......................................................   4

Additional Information....................................................   7

Voting Rights.............................................................   8

Safekeeping of the Separate Account's Assets..............................   8

Sales of Policies.........................................................   8

State Regulation..........................................................   8

Reports...................................................................   8

Experts ..................................................................   9


Separate Account Financial Statements.....................................SA-1

Company Financial Statements.............................................. F-1

                           -------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:           [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                             PO Box 8027
                                                                                        Boston, Massachusetts 02266-8027


                                                           [telephone] Tel. 800/541-0171


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.



THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
   ---------    -   (D)   where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.



SERVICING AGENT

--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------

   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million

----------------------------------------------------------


UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



DISRUPTIVE TRADING AND MARKET TIMING

--------------------------------------------------------------------------------

The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our

           Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:........................$1.000000

Value of the same account (excluding capital changes) at the end of the 7-day period:.....................................1.000137

Calculation:

   Ending account value.........................................1.000137
   Less beginning account value.................................1.000000
   Net change in account value..................................0.000137

Base period return:

   (adjusted change/beginning account value)....................0.000137
Current annual yield = return x (365/7) =..........................0.71%
Effective annual yield = [(1 + return)365/7] - 1 =.................0.72%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%          6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A           9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A           3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       26.06%          N/A           N/A           0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A           15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%          12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A          -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%         3.34%         4.15%          5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%         8.47%         7.70%          9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A           2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A           10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A           15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A           17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A           24.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A           N/A           20.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A           17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A           20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A           17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A          -11.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       22.56%          N/A           N/A           0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       24.85%          N/A           N/A           6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A           -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        48.85%          N/A           N/A          -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A           3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%         3.86%         8.40%          11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%         5.45%          N/A           6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       32.79%          N/A           N/A           3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A           6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A           16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%         1.49%          N/A           4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A           36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%          9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%          9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%         0.04%          N/A           15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%         5.68%          N/A           6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%         3.18%          N/A           6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997        28.35%         3.36%          N/A           7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A           -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A           4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%         8.73%          N/A           8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%         1.71%         6.51%          8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%         5.44%          N/A           8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A           -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A           0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A           0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        33.35%         -3.48%         N/A           -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A           3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A          -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A           9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A           15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A           14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%         8.80%          N/A           16.15%
-----------------------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal


The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose of which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond]  internal transfers from other policies or contracts issued by the
           Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

VOTING RIGHTS
--------------------------------------------------------------------------------
We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, is an indirect wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000.

PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at One American Row in Hartford, Connecticut 06115.


Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Universal Life Account (Phoenix Estate StrategiesSM) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)




                        Developed Exclusively for NFP Securities, Inc.


                            PHOENIX
                           ESTATE
                                STRATEGIES(SM)






---------------------------------------------------------------------------------------------------
S U R V I V O R S H I P   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
---------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   DECEMBER 31, 2003








--------------------------------------------------------------------------------
L0077AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003




                                                            PHOENIX-                           PHOENIX-DUFF &        PHOENIX-
                                                            ABERDEEN          PHOENIX-AIM        PHELPS REAL       GOODWIN MONEY
                                                          INTERNATIONAL     MID-CAP EQUITY    ESTATE SECURITIES       MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        26,132    $        71,221    $        95,040     $       682,667
                                                        =================  =================  =================   =================
     Investment at market                                $        36,436    $        80,384    $       119,050     $       682,667
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             36,436             80,384            119,050             682,667
LIABILITIES
     Accrued expenses                                                 13                 28                 42                 255
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        36,423    $        80,356    $       119,008     $       682,412
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    35,535             66,597             74,730             665,302
                                                        =================  =================  =================   =================
Unit value                                               $      1.024998    $      1.206604    $      1.592508     $      1.025717
                                                        =================  =================  =================   =================


                                                            PHOENIX-
                                                         GOODWIN MULTI                          PHOENIX-LORD        PHOENIX-LORD
                                                          SECTOR FIXED      PHOENIX-JANUS       ABBETT BOND-      ABBETT LARGE-CAP
                                                             INCOME         FLEXIBLE INCOME      DEBENTURE             VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        61,656    $       123,658    $       108,912     $        80,586
                                                        =================  =================  =================   =================
     Investment at market                                $        65,942    $       121,266    $       112,129     $        91,706
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             65,942            121,266            112,129              91,706
LIABILITIES
     Accrued expenses                                                 24                 43                 39                  32
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        65,918    $       121,223    $       112,090     $        91,674
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    51,345            100,270             89,992              71,322
                                                        =================  =================  =================   =================
Unit value                                               $      1.283858    $      1.208965    $      1.245559     $      1.285345
                                                        =================  =================  =================   =================

                                                                                                                      PHOENIX-
                                                          PHOENIX-MFS                             PHOENIX-            NORTHERN
                                                        INVESTORS GROWTH      PHOENIX-JANUS       NORTHERN           NASDAQ-100
                                                             STOCK               VALUE             DOW 30             INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        16,948    $        87,520    $        22,970     $        49,407
                                                        =================  =================  =================   =================
     Investment at market                                $        20,104    $       100,936    $        24,797     $        65,035
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             20,104            100,936             24,797              65,035
LIABILITIES
     Accrued expenses                                                  7                 35                  9                  23
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        20,097    $       100,901    $        24,788     $        65,012
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    26,759             89,499             24,557              75,027
                                                        =================  =================  =================   =================
Unit value                                               $      0.751011    $      1.127403    $      1.009450     $      0.866527
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                            PHOENIX-           OAKHURST           PHOENIX-        PHOENIX-SANDFORD
                                                         OAKHURST GROWTH      STRATEGIC        OAKHURST VALUE      BERNSTEIN MID-
                                                           AND INCOME         ALLOCATION           EQUITY             CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        32,173    $        76,414    $        47,422     $        73,287
                                                        =================  =================  =================   =================
     Investment at market                                $        34,067    $        82,853    $        44,627     $        89,848
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             34,067             82,853             44,627              89,848
LIABILITIES
     Accrued expenses                                                 12                 30                 16                  31
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        34,055    $        82,823    $        44,611     $        89,817
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    36,401             78,042             51,307              62,420
                                                        =================  =================  =================   =================
Unit value                                               $      0.935540    $      1.061256    $      0.869474     $      1.438900
                                                        =================  =================  =================   =================

                                                        PHOENIX-SANDFORD                                           ALGER AMERICAN
                                                        BERNSTEIN SMALL-     PHOENIX-SENECA   AIM V.I. CAPITAL       LEVERAGED
                                                            CAP VALUE        MID-CAP GROWTH     APPRECIATION           ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        51,568    $         5,664    $        26,372     $         8,496
                                                        =================  =================  =================   =================
     Investment at market                                $        68,706    $         5,757    $        33,702     $         8,780
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             68,706              5,757             33,702               8,780
LIABILITIES
     Accrued expenses                                                 24                  2                 12                   3
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        68,682    $         5,755    $        33,690     $         8,777
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    49,522              7,876             37,292              10,561
                                                        =================  =================  =================   =================
Unit value                                               $      1.386899    $      0.730753    $      0.903417     $      0.831085
                                                        =================  =================  =================   =================

                                                         FEDERATED FUND      FEDERATED HIGH
                                                            FOR U.S.          INCOME BOND
                                                           GOVERNMENT          FUND II --
                                                          SECURITIES II      PRIMARY SHARES   VIP CONTRAFUND(R)       VIP GROWTH
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       343,112    $        30,353    $       219,923     $        70,311
                                                        =================  =================  =================   =================
     Investment at market                                $       346,311    $        33,848    $       270,327     $        75,658
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            346,311             33,848            270,327              75,658
LIABILITIES
     Accrued expenses                                                125                 12                 95                  26
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       346,186    $        33,836    $       270,232     $        75,632
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   302,330             27,728            241,498              88,913
                                                        =================  =================  =================   =================
Unit value                                               $      1.145062    $      1.220281    $      1.118989     $      0.850626
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               TEMPLETON         TEMPLETON          SCUDDER VIT
                                                          MUTUAL SHARES         FOREIGN            GROWTH          EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES        SECURITIES            INDEX
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        55,003    $       220,449    $        52,746     $         4,721
                                                        =================  =================  =================   =================
     Investment at market                                $        68,421    $       265,497    $        62,274     $         5,317
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             68,421            265,497             62,274               5,317
LIABILITIES
     Accrued expenses                                                 24                 92                 22                   3
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        68,397    $       265,405    $        62,252     $         5,314
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    63,722            270,437             58,867               5,733
                                                        =================  =================  =================   =================
Unit value                                               $      1.073374    $      0.981396    $      1.057517     $      0.926703
                                                        =================  =================  =================   =================

                                                                                WANGER                                 WANGER
                                                           SCUDDER VIT       INTERNATIONAL                          U.S. SMALLER
                                                        EQUITY 500 INDEX       SMALL CAP        WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        98,254    $        30,022    $       102,102     $        19,978
                                                        =================  =================  =================   =================
     Investment at market                                $       124,779    $        38,185    $       114,709     $        22,511
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            124,779             38,185            114,709              22,511
LIABILITIES
     Accrued expenses                                                 44                 13                 40                   8
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       124,735    $        38,172    $       114,669     $        22,503
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   118,541             35,139             88,175              18,763
                                                        =================  =================  =================   =================
Unit value                                               $      1.052254    $      1.086340    $      1.300452     $      1.199348
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                            PHOENIX-                           PHOENIX-DUFF &        PHOENIX-
                                                            ABERDEEN          PHOENIX-AIM        PHELPS REAL         ENGEMANN
                                                          INTERNATIONAL     MID-CAP EQUITY    ESTATE SECURITIES    CAPITAL GROWTH
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           583    $             -    $         3,180     $            19
Expenses
     Mortality and expense fees                                      109                129                356                  34
     Indexing (gain) loss                                              3                  3                 12                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         471               (132)             2,812                 (15)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      81                  2                 50              (4,530)
Net realized gain distribution from Fund                               -                  -              3,379                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                10,304              9,163             23,915               6,738
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     10,385              9,165             27,344               2,208
Net increase (decrease) in net assets resulting from
     operations                                          $        10,856    $         9,033    $        30,156     $         2,193
                                                        =================  =================  =================   =================

                                                            PHOENIX-                              PHOENIX-
                                                         ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY       SECTOR FIXED       PHOENIX-JANUS
                                                             GROWTH             MARKET             INCOME          FLEXIBLE INCOME
                                                          SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         4,355    $         5,445     $         2,342
Expenses
     Mortality and expense fees                                       15              2,626                305                 250
     Indexing (gain) loss                                              1                 (1)                 3                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (16)             1,730              5,137               2,092
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,842                  -              1,753                (691)
Net realized gain distribution from Fund                               -                  -                  -               2,423
Net change in unrealized appreciation (depreciation)
     on investment                                                     -                  -              4,114              (2,392)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,842                  -              5,867                (660)
Net increase (decrease) in net assets resulting from
     operations                                          $         3,826    $         1,730    $        11,004     $         1,432
                                                        =================  =================  =================   =================

                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP   INVESTORS GROWTH       PHOENIX-MFS
                                                            DEBENTURE           VALUE              STOCK           INVESTORS TRUST
                                                          SUBACCOUNT(4)      SUBACCOUNT(4)      SUBACCOUNT(2)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,911    $           356    $             -     $            20
Expenses
     Mortality and expense fees                                      198                146                 58                  13
     Indexing (gain) loss                                              3                  4                  2                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,710                206                (60)                  6
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                  1                959               1,586
Net realized gain distribution from Fund                             922                173                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,217             11,120              3,156                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      4,140             11,294              4,115               1,586
Net increase (decrease) in net assets resulting from
     operations                                          $         6,850    $        11,500    $         4,055     $         1,592
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 PHOENIX-
                                                                                                 NORTHERN             PHOENIX-
                                                           PHOENIX-MFS         PHOENIX-          NASDAQ-100        OAKHURST GROWTH
                                                              VALUE        NORTHERN DOW 30        INDEX(R)           AND INCOME
                                                          SUBACCOUNT(3)       SUBACCOUNT        SUBACCOUNT(5)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,154    $           347    $             -     $           287
Expenses
     Mortality and expense fees                                      177                 83                146                  91
     Indexing (gain) loss                                              5                  -                  4                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         972                264               (150)                195
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      10                 36                116                  39
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,416              4,869             15,628               5,505
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     13,426              4,905             15,744               5,544
Net increase (decrease) in net assets resulting from
     operations                                          $        14,398    $         5,169    $        15,594     $         5,739
                                                        =================  =================  =================   =================

                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            STRATEGIC        OAKHURST VALUE     BERNSTEIN MID-      BERNSTEIN SMALL
                                                           ALLOCATION           EQUITY            CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,330    $           437    $           139     $             -
Expenses
     Mortality and expense fees                                      342                168                257                 166
     Indexing (gain) loss                                              4                  3                  8                   7
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,984                266               (126)               (173)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,716              2,084              1,399                  23
Net realized gain distribution from Fund                               -                  -              2,740               1,035
Net change in unrealized appreciation (depreciation)
     on investment                                                11,910              6,951             20,546              17,406
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     13,626              9,035             24,685              18,464
Net increase (decrease) in net assets resulting from
     operations                                          $        15,610    $         9,301    $        24,559     $        18,291
                                                        =================  =================  =================   =================

                                                                                                                   FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                         PHOENIX-SENECA    AIM V.I. CAPITAL       LEVERAGE           GOVERNMENT
                                                         MID-CAP GROWTH       APPRECIATION         ALLCAP           SECURITIES II
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $         6,788
Expenses
     Mortality and expense fees                                       37                122                 43               1,073
     Indexing (gain) loss                                              2                  3                  2                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (39)              (125)               (45)              5,713
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (6,038)               228             (4,228)                (25)
Net realized gain distribution from Fund                               -                  -                  -                 880
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,845              7,721              8,169              (1,546)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,807              7,949              3,941                (691)
Net increase (decrease) in net assets resulting from
     operations                                          $         2,768    $         7,824    $         3,896     $         5,022
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED HIGH
                                                          INCOME BOND
                                                            FUND II --                                             MUTUAL SHARES
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,884    $           382    $            42     $           574
Expenses
     Mortality and expense fees                                      125                681                173                 219
     Indexing (gain) loss                                              1                 17                  4                   4
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,758               (316)              (135)                351
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     893                 10                961                  20
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,615             47,312             13,078              12,354
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      4,508             47,322             14,039              12,374
Net increase (decrease) in net assets resulting from
     operations                                          $         6,266    $        47,006    $        13,904     $        12,725
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON         SCUDDER VIT
                                                            FOREIGN             GROWTH         EAFE(R) EQUITY        SCUDDER VIT
                                                           SECURITIES         SECURITIES           INDEX          EQUITY 500 INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(6)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,651    $           993    $             -     $         1,039
Expenses
     Mortality and expense fees                                      521                220                  6                 379
     Indexing (gain) loss                                             13                  5                  -                   8
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,117                768                 (6)                652
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      18                566                  1                  25
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                47,950             14,627                596              24,124
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     47,968             15,193                597              24,149
Net increase (decrease) in net assets resulting from
     operations                                          $        49,085    $        15,961    $           591     $        24,801
                                                        =================  =================  =================   =================











                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            33    $             -    $             -
Expenses
     Mortality and expense fees                                       87                221                110
     Indexing (gain) loss                                              3                  4                  4
                                                        -----------------  -----------------  -----------------
Net investment income (loss)                                         (57)              (225)              (114)
                                                        -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     636                  6              3,208
Net realized gain distribution from Fund                               -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                10,247             12,678              6,974
                                                        -----------------  -----------------  -----------------
Net gain (loss) on investment                                     10,883             12,684             10,182
Net increase (decrease) in net assets resulting from
     operations                                          $        10,826    $        12,459    $        10,068
                                                        =================  =================  =================
















Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception February 7, 2003 to December 31, 2003.
(2) From inception February 14, 2003 to December 31, 2003.
(3) From inception April 10, 2003 to December 31, 2003.
(4) From inception April 29, 2003 to December 31, 2003.
(5) From inception May 19, 2003 to December 31, 2003.
(6) From inception September 19, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-                           PHOENIX-DUFF &        PHOENIX-
                                                            ABERDEEN          PHOENIX-AIM        PHELPS REAL         ENGEMANN
                                                          INTERNATIONAL     MID-CAP EQUITY    ESTATE SECURITIES    CAPITAL GROWTH
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           471    $          (132)   $         2,812     $           (15)
     Net realized gain (loss)                                         81                  2              3,429              (4,530)
     Net change in unrealized appreciation (depreciation)
         on investments                                           10,304              9,163             23,915               6,738
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            10,856              9,033             30,156               2,193
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -               1,606
     Participant transfers                                        26,507 +           71,624             27,910             (19,847)
     Participant withdrawals                                        (940)              (301)            (2,747)                (68)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            25,567             71,323             25,163             (18,309)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        36,423             80,356             55,319             (16,116)
NET ASSETS
     Beginning of period                                               -                  -             63,689              16,116
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        36,423    $        80,356    $       119,008     $             -
                                                        =================  =================  =================   =================

                                                            PHOENIX-                              PHOENIX-
                                                         ENGEMANN SMALL        PHOENIX-        GOODWIN MULTI-
                                                           & MID-CAP         GOODWIN MONEY      SECTOR FIXED        PHOENIX-JANUS
                                                             GROWTH             MARKET             INCOME          FLEXIBLE INCOME
                                                          SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (16)   $         1,730    $         5,137     $         2,092
     Net realized gain (loss)                                      3,842                  -              1,753               1,732
     Net change in unrealized appreciation (depreciation)
         on investments                                                -                  -              4,114              (2,392)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,826              1,730             11,004               1,432
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              1          1,256,264              1,605               1,404
     Participant transfers                                        (3,800)        (1,124,651)           (25,438)            119,444
     Participant withdrawals                                         (27)           (23,228)            (2,288)             (1,057)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (3,826)           108,385            (26,121)            119,791
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                             -            110,115            (15,117)            121,223
NET ASSETS
     Beginning of period                                               -            572,297             81,035                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $             -    $       682,412    $        65,918     $       121,223
                                                        =================  =================  =================   =================








                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP   INVESTORS GROWTH       PHOENIX-MFS
                                                            DEBENTURE           VALUE              STOCK           INVESTORS TRUST
                                                          SUBACCOUNT(4)      SUBACCOUNT(4)      SUBACCOUNT(2)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         2,710    $           206    $           (60)    $             6
     Net realized gain (loss)                                        923                174                959               1,586
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,217             11,120              3,156                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             6,850             11,500              4,055               1,592
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            601                280                  -                   7
     Participant transfers                                       105,386             80,387             16,226 ++           (1,599)
     Participant withdrawals                                        (747)              (493)              (184)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           105,240             80,174             16,042              (1,592)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       112,090             91,674             20,097                   -
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       112,090    $        91,674    $        20,097     $             -
                                                        =================  =================  =================   =================

                                                                                                 PHOENIX-
                                                                                                 NORTHERN             PHOENIX-
                                                           PHOENIX-MFS         PHOENIX-          NASDAQ-100        OAKHURST GROWTH
                                                              VALUE        NORTHERN DOW 30        INDEX(R)           AND INCOME
                                                          SUBACCOUNT(3)       SUBACCOUNT        SUBACCOUNT(5)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           972    $           264    $          (150)    $           195
     Net realized gain (loss)                                         10                 36                116                  39
     Net change in unrealized appreciation (depreciation)
         on investments                                           13,416              4,869             15,628               5,505
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            14,398              5,169             15,594               5,739
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            320              1,636                  -               1,636
     Participant transfers                                        86,664                  -             49,999               9,492
     Participant withdrawals                                        (481)              (934)              (581)               (948)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            86,503                702             49,418              10,180
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       100,901              5,871             65,012              15,919
NET ASSETS
     Beginning of period                                               -             18,917                  -              18,136
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       100,901    $        24,788    $        65,012     $        34,055
                                                        =================  =================  =================   =================







                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            STRATEGIC        OAKHURST VALUE     BERNSTEIN MID-      BERNSTEIN SMALL
                                                           ALLOCATION           EQUITY            CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,984    $           266    $          (126)    $          (173)
     Net realized gain (loss)                                      1,716              2,084              4,139               1,058
     Net change in unrealized appreciation (depreciation)
         on investments                                           11,910              6,951             20,546              17,406
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            15,610              9,301             24,559              18,291
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          2,914              2,914                803                   -
     Participant transfers                                       (23,810)           (12,067)            19,529              30,760
     Participant withdrawals                                      (3,053)            (1,024)            (1,618)               (619)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (23,949)           (10,177)            18,714              30,141
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        (8,339)              (876)            43,273              48,432
NET ASSETS
     Beginning of period                                          91,162             45,487             46,544              20,250
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        82,823    $        44,611    $        89,817     $        68,682
                                                        =================  =================  =================   =================

                                                                                                                   FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                         PHOENIX-SENECA    AIM V.I. CAPITAL       LEVERAGE           GOVERNMENT
                                                         MID-CAP GROWTH       APPRECIATION         ALLCAP           SECURITIES II
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (39)   $          (125)   $           (45)    $         5,713
     Net realized gain (loss)                                     (6,038)               228             (4,228)                855
     Net change in unrealized appreciation (depreciation)
         on investments                                            8,845              7,721              8,169              (1,546)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,768              7,824              3,896               5,022
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,605                  -              1,605              17,003
     Participant transfers                                       (12,628)            (3,152)           (11,581)            158,176
     Participant withdrawals                                         (88)            (1,143)              (107)             (4,337)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (11,111)            (4,295)           (10,083)            170,842
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        (8,343)             3,529             (6,187)            175,864
NET ASSETS
     Beginning of period                                          14,098             30,161             14,964             170,322
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         5,755    $        33,690    $         8,777     $       346,186
                                                        =================  =================  =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED HIGH
                                                          INCOME BOND
                                                            FUND II --                                              MUTUAL SHARES
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,758    $          (316)   $          (135)    $           351
     Net realized gain (loss)                                        893                 10                961                  20
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,615             47,312             13,078              12,354
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             6,266             47,006             13,904              12,725
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            654              6,476              1,605               6,075
     Participant transfers                                         3,814            123,781             40,627               4,746
     Participant withdrawals                                        (613)            (3,239)              (374)               (853)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             3,855            127,018             41,858               9,968
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        10,121            174,024             55,762              22,693
NET ASSETS
     Beginning of period                                          23,715             96,208             19,870              45,704
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        33,836    $       270,232    $        75,632     $        68,397
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON         SCUDDER VIT
                                                            FOREIGN             GROWTH         EAFE(R) EQUITY        SCUDDER VIT
                                                           SECURITIES         SECURITIES           INDEX          EQUITY 500 INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(6)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,117    $           768    $            (6)    $           652
     Net realized gain (loss)                                         18                566                  1                  25
     Net change in unrealized appreciation (depreciation)
         on investments                                           47,950             14,627                596              24,124
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            49,085             15,961                591              24,801
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            803              6,878                  -               6,075
     Participant transfers                                       179,588            (11,214)             4,747              27,911
     Participant withdrawals                                      (1,418)              (810)               (24)             (1,449)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           178,973             (5,146)             4,723              32,537
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       228,058             10,815              5,314              57,338
NET ASSETS
     Beginning of period                                          37,347             51,437                  -              67,397
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       265,405    $        62,252    $         5,314     $       124,735
                                                        =================  =================  =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (57)   $          (225)   $          (114)
     Net realized gain (loss)                                        636                  6              3,208
     Net change in unrealized appreciation (depreciation)
         on investments                                           10,247             12,678              6,974
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            10,826             12,459             10,068
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            803                201              1,605
     Participant transfers                                        17,318             88,275            (22,093)
     Participant withdrawals                                        (111)              (744)              (294)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            18,010             87,732            (20,782)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        28,836            100,191            (10,714)
NET ASSETS
     Beginning of period                                           9,336             14,478             33,217
                                                        -----------------  -----------------  -----------------
     End of period                                       $        38,172    $       114,669    $        22,503
                                                        =================  =================  =================





+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ending December 31, 2003

(1) From inception February 7, 2003 to December 31, 2003.
(2) From inception February 14, 2003 to December 31, 2003.
(3) From inception April 10, 2003 to December 31, 2003.
(4) From inception April 29, 2003 to December 31, 2003.
(5) From inception May 19, 2003 to December 31, 2003.
(6) From inception September 19, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                           PHOENIX-                            PHOENIX-DUFF &         PHOENIX-
                                                         ABERDEEN NEW          PHOENIX-          PHELPS REAL          ENGEMANN
                                                            ASIA           DEUTSCHE DOW 30    ESTATE SECURITIES    CAPITAL GROWTH
                                                         SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(2)        SUBACCOUNT
                                                         -------------     ---------------    -----------------   ---------------
FROM OPERATIONS
    Net investment income (loss)                         $         413     $          173     $           433     $           (67)
    Net realized gain (loss)                                         -                 15                 351                 (39)
    Net unrealized appreciation (depreciation)                    (936)            (2,396)                 95              (5,121)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations             (523)            (2,208)                879              (5,227)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             -              6,543                   -               5,667
    Participant transfers                                       27,403                  -              62,820                   -
    Participant withdrawals                                          -               (651)                (10)               (135)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             27,403              5,892              62,810               5,532
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       26,880              3,684              63,689                 305
NET ASSETS
    Beginning of period                                              -             15,233                   -              15,811
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      26,880     $       18,917     $        63,689     $        16,116
                                                         =============     ==============     ===============     ===============

                                                                              PHOENIX-
                                                            PHOENIX-       GOODWIN MULTI-                           PHOENIX-MFS
                                                         GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER    INVESTORS GROWTH
                                                             MARKET            INCOME          VALUE EQUITY            STOCK
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(3)
                                                         -------------     --------------    -----------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $       3,613     $        2,352     $           261     $            (5)
    Net realized gain (loss)                                         -                  3                 (14)                  -
    Net unrealized appreciation (depreciation)                       -                546              (7,690)               (570)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations            3,613              2,901              (7,443)               (575)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                     1,369,126              5,667              10,901                   -
    Participant transfers                                     (804,280)            54,809              14,602              11,681
    Participant withdrawals                                    (14,223)              (183)               (685)               (123)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                            550,623             60,293              24,818              11,558
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                      554,236             63,194              17,375              10,983
NET ASSETS
    Beginning of period                                         18,061             17,841              28,112                   -
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $     572,297     $       81,035     $        45,487     $        10,983
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-         OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           AND INCOME        ALLOCATION          CAP VALUE           CAP VALUE
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(2)
                                                         ---------------   --------------     ---------------     ----------------
FROM OPERATIONS
    Net investment income (loss)                         $          83     $        1,219     $           252     $            73
    Net realized gain (loss)                                       (25)                (6)              3,306                 888
    Net unrealized appreciation (depreciation)                  (3,212)            (5,113)             (4,475)               (268)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations           (3,154)            (3,900)               (917)                693
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         6,542             10,901               2,833                   -
    Participant transfers                                            -             54,809              35,317              19,693
    Participant withdrawals                                       (626)              (699)                  -                (136)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                              5,916             65,011              38,150              19,557
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                        2,762             61,111              37,233              20,250
NET ASSETS
    Beginning of period                                         15,374             30,051               9,312                   -
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      18,136     $       91,162     $        46,545     $        20,250
                                                         =============     ==============     ===============     ===============

                                                                                                                  FEDERATED FUND
                                                                                               ALGER AMERICAN         FOR U.S.
                                                         PHOENIX-SENECA    AIM V.I. CAPITAL       LEVERAGED         GOVERNMENT
                                                         MID-CAP GROWTH      APPRECIATION          ALLCAP          SECURITIES II
                                                           SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT(1)
                                                         --------------    ----------------   ---------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $         (65)    $           (7)    $           (66)    $          (239)
    Net realized gain (loss)                                       (49)                 -                 (42)                 12
    Net unrealized appreciation (depreciation)                  (6,851)              (391)             (7,360)              4,745
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) resulting from operations           (6,965)              (398)             (7,468)              4,518
                                                         -------------     --------------     ---------------    ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         5,667                  -               5,667                   -
    Participant transfers                                            -             30,565                 -               166,782
    Participant withdrawals                                       (131)                (6)               (138)               (978)
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) in net assets resulting
      from participant transactions                              5,536             30,559               5,529             165,804
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) in net assets                       (1,429)            30,161              (1,939)            170,322
NET ASSETS
    Beginning of period                                         15,527                  -              16,903                   -
                                                         -------------     --------------     ---------------    ----------------
    End of period                                        $      14,098     $       30,161     $        14,964     $       170,322
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                         FEDERATED HIGH
                                                          INCOME BOND                                             MUTUAL SHARES
                                                            FUND II       VIP CONTRAFUND(R)      VIP GROWTH         SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT       SUBACCOUNT(1)
                                                         -------------    -----------------    --------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $         568     $         (101)    $           (49)    $           (81)
    Net realized gain (loss)                                        (3)                15                 (39)                 10
    Net unrealized appreciation (depreciation)                       8              3,092              (6,823)              1,064
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations              573              3,006              (6,911)                993
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         2,617                  -               5,667                   -
    Participant transfers                                       14,602             93,608               4,741              45,051
    Participant withdrawals                                       (235)              (406)               (146)               (340)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      From participant transactions                             16,984             93,202              10,262              44,711
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       17,557             96,208               3,351              45,704
NET ASSETS
    Beginning of period                                          6,158                  -              16,519                   -
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      23,715     $       96,208     $        19,870     $        45,704
                                                         =============     ==============     ===============     ===============

                                                            TEMPLETON         TEMPLETON                                WANGER
                                                             FOREIGN           GROWTH           SCUDDER VIT        INTERNATIONAL
                                                           SECURITIES         SECURITIES      EQUITY 500 INDEX       SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         -------------     --------------     ----------------    ---------------
FROM OPERATIONS
    Net investment income (loss)                         $         110     $          122     $           674     $           (39)
    Net realized gain (loss)                                        (8)               217                  15                 (10)
    Net unrealized appreciation (depreciation)                  (2,492)            (5,155)              2,401              (1,548)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations           (2,390)            (4,816)              3,090              (1,597)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         2,833              2,833                   -               2,833
    Participant transfers                                       28,454             45,051              64,744                   -
    Participant withdrawals                                        146               (401)               (437)                (78)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             31,433             47,483              64,307               2,755
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       29,043             42,667              67,397               1,158
NET ASSETS
    Beginning of period                                          8,303              8,770                   -               8,178
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      37,346     $       51,437     $        67,397     $         9,336
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             WANGER U.S.
                                                                              SMALLER
                                                         WANGER TWENTY       COMPANIES
                                                         SUBACCOUNT(3)       SUBACCOUNT
                                                         -------------     --------------
FROM OPERATIONS
    Net investment income (loss)                         $          (7)    $          (82)
    Net realized gain (loss)                                         -                (29)
    Net unrealized appreciation (depreciation)                     (71)            (3,836)
                                                         -------------     --------------
    Net increase (decrease) resulting from operations              (78)            (3,947)
                                                         -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             -              5,667
    Participant transfers                                       14,602             14,843
    Participant withdrawals                                        (46)              (169)
                                                         -------------     --------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             14,556             20,341
                                                         -------------     --------------
    Net increase (decrease) in net assets                       14,478             16,394
NET ASSETS
    Beginning of period                                              -             16,823
                                                         -------------     --------------
    End of period                                        $      14,478     $       33,217
                                                         =============     ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception July 22, 2002 to December 31, 2002.
(2) From inception October 22, 2002 to December 31, 2002.
(3) From inception November 18, 2002 to December 31, 2002.
(4) From inception December 13, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                       SERIES NAME                                                     INVESTMENT OBJECTIVE
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series                           Long-term growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series            High total return
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series            Long-term capital growth
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately equal emphasis
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                      Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series              Long-term growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                         As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series            Long-term total return
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series         To provide high current income while attempting to limit  changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                        Maximum total return consistent with the preservation of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                       Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series           Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lazard Small-Cap Value Series                       Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lazard U.S. Multi-Cap Series                        Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lord Abbett Bond-Debenture Series                   High current income and long-term capital appreciation to produce a high total return
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lord Abbett Large-Cap Value Series                  Capital appreciation with income as a secondary consideration
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Lord Abbett Mid-Cap Value Series                    Capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series                   Long-term growth of capital and future income rather than current income
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series                          Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-MFS Value Series                                    Capital appreciation and reasonable income
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                              To track the total return of the Dow Jones Industrial Average(SM)
                                                             before fund expenses
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series                 To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                   Dividend growth, current income and capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------------------------------------------------------------------------------

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                       SERIES NAME                                                     INVESTMENT OBJECTIVE
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Oakhurst Value Equity Series                        Long-term capital appreciation with current income as a secondary consideration
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series               Long-term capital growth through investment in equity securities of foreign and U.S. companies
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series              Long-term capital appreciation with current income as a secondary investment objective
------------------------------------------------------------ -----------------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in small-
 Phoenix-Sanford Bernstein Small-Cap Value Series            capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                        Capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                       Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Phoenix-State Street Research Small-Cap Growth Series       Long-term capital growth
------------------------------------------------------------ -----------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                          Growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                Long-term growth of capital with income as a secondary objective
------------------------------------------------------------ -----------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                   Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II            Current income by investing primarily in a diversified portfolio or
                                                             U.S. government securities
------------------------------------------------------------ -----------------------------------------------------------------------
 Federated High Income Bond Fund II                          High current income by investing primarily in a  professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------------ -----------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                 Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                          Capital growth
------------------------------------------------------------ -----------------------------------------------------------------------
 VIP Growth Portfolio                                        Capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Mutual Shares Securities Fund                               Capital appreciation with income as a secondary goal
------------------------------------------------------------ -----------------------------------------------------------------------
 Templeton Foreign Securities Fund                           Long-term capital growth
------------------------------------------------------------ -----------------------------------------------------------------------
 Templeton Growth Securities Fund                            Long-term capital growth
------------------------------------------------------------ -----------------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
 Rydex Variable Trust Juno Fund                              futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                             Treasury Bond
------------------------------------------------------------ -----------------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific
 Rydex Variable Trust Nova Fund                              benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R)Index (the "underlying index")
------------------------------------------------------------ -----------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                   Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital International
 Scudder VIT EAFE(R) Equity Index Fund                       EAFE(R) Index which emphasizes stocks of  companies in major markets in
                                                             Europe, Australasia and the Far East
------------------------------------------------------------ -----------------------------------------------------------------------
 Scudder VIT Equity 500 Index                                Match the performance of the Standard & Poor's 500 Composite Fund Stock
                                                             Price Index which emphasizes stocks of large U.S. companies
------------------------------------------------------------ -----------------------------------------------------------------------
 Technology Portfolio                                        Long-term capital appreciation
------------------------------------------------------------ -----------------------------------------------------------------------
 Wanger Foreign Forty                                        Long-term growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Wanger International Small Cap                              Long-term growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Wanger Twenty                                               Long-term growth of capital
------------------------------------------------------------ -----------------------------------------------------------------------
 Wanger U.S. Smaller Companies                               Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------------------

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $              27,090                  $             1,039
      Phoenix-AIM Mid-Cap Equity Series                                             71,533                                  314
      Phoenix-Duff & Phelps Real Estate Securities Series                           34,469                                3,086
      Phoenix-Engemann Capital Growth Series                                         1,613                               19,941
      Phoenix-Engemann Small & Mid-Cap Growth Series                                18,681                               22,523
      Phoenix-Goodwin Money Market Series                                        1,402,875                            1,292,750
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              28,548                               49,529
      Phoenix-Janus Flexible Income Series                                         156,008                               31,659
      Phoenix-Lord Abbett Bond-Debenture Series                                    109,473                                  562
      Phoenix-Lord Abbett Large-Cap Value Series                                    80,964                                  379
      Phoenix-MFS Investors Growth Stock Series                                     26,534                               10,545
      Phoenix-MFS Investors Trust Series                                            16,861                               18,427
      Phoenix-MFS Value Series                                                      88,615                                1,105
      Phoenix-Northern Dow 30 Series                                                 1,986                                1,013
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   50,000                                  709
      Phoenix-Oakhurst Growth and Income Series                                     11,420                                1,034
      Phoenix-Oakhurst Strategic Allocation Series                                   4,539                               26,496
      Phoenix-Oakhurst Value Equity Series                                          11,688                               21,597
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                36,058                               14,710
      Phoenix-Sanford Bernstein Small-Cap Value Series                              31,791                                  771
      Phoenix-Seneca Mid-Cap Growth Series                                           7,292                               18,443

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $                   -                  $             4,414

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     10,139                               20,268

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             196,380                               18,879
      Federated High Income Bond Fund II -- Primary Shares                          26,079                               20,460

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  129,397                                2,629
      VIP Growth Portfolio                                                          55,112                               13,368

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 11,395                                1,068
      Templeton Foreign Securities Fund                                            181,631                                1,461
      Templeton Growth Securities Fund                                               7,864                               12,237

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          4,747                                   27
      Scudder VIT Equity 500 Index Fund                                             35,024                                1,814

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                23,327                                5,364
      Wanger Twenty                                                                 88,234                                  692
      Wanger U.S. Smaller Companies                                                 14,796                               35,695

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                          2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(7)
     Accumulation units outstanding                                                  35,535                 -                -
     Unit value                                                                   $1.024998                 -                -
     Net assets (thousands)                                                             $36                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                      1.73% (13)            -                -
     Total return                                                                    41.79%                 -                -


     PHOENIX-AIM MID-CAP EQUITY SERIES(9)
     Accumulation units outstanding                                                  66,597                 -                -
     Unit value                                                                   $1.206604                 -                -
     Net assets (thousands)                                                             $80                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                     (0.41%)(13)            -                -
     Total return                                                                    32.33%                 -                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(5)
     Accumulation units outstanding                                                  74,730            55,076                -
     Unit value                                                                   $1.592508         $1.156388                -
     Net assets (thousands)                                                            $119               $64                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                      3.16%            12.07% (13)           -
     Total return                                                                    37.71%             7.49%                -


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                       -            24,626           18,093
     Unit value                                                                           -         $0.654428        $0.873856
     Net assets (thousands)                                                               -               $16              $16
     Mortality and expense ratio                                                          -             0.40%            0.40% (13)
     Net investment income ratio                                                          -            (0.39%)          (0.40%)(13)
     Total return                                                                         -           (25.11%)          (9.43%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                 665,302           559,522           17,837
     Unit value                                                                   $1.025717         $1.022831        $1.012558
     Net assets (thousands)                                                            $682              $572              $18
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      0.26%             0.89%            2.63% (13)
     Total return                                                                     0.28%             1.01%            1.16%

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                          2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
     Accumulation units outstanding                                                  51,345            72,029           17,374
     Unit value                                                                   $1.283858         $1.125033        $1.026878
     Net assets (thousands)                                                             $66               $81              $18
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      6.73%             9.13%           10.24% (13)
     Total return                                                                    14.12%             9.56%            2.20%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(10)
     Accumulation units outstanding                                                 100,270                 -                -
     Unit value                                                                   $1.208965                 -                -
     Net assets (thousands)                                                            $121                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                      3.35% (13)            -                -
     Total return                                                                     2.88%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(10)
     Accumulation units outstanding                                                  89,992                 -                -
     Unit value                                                                   $1.245559                 -                -
     Net assets (thousands)                                                            $112                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                      5.49% (13)            -                -
     Total return                                                                    10.22%                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(10)
     Accumulation units outstanding                                                  71,322                 -                -
     Unit value                                                                   $1.285345                 -                -
     Net assets (thousands)                                                             $92                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                      0.56% (13)            -                -
     Total return                                                                    25.27%                 -                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(8)
     Accumulation units outstanding                                                  26,759                 -                -
     Unit value                                                                   $0.751011                 -                -
     Net assets (thousands)                                                             $20                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                     (0.42%)(13)            -                -
     Total return                                                                    27.82%                 -                -

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                          2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-MFS VALUE SERIES(9)
     Accumulation units outstanding                                                  89,499                 -                -
     Unit value                                                                   $1.127403                 -                -
     Net assets (thousands)                                                            $101                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                      2.20% (13)            -                -
     Total return                                                                    29.05%                 -                -


     PHOENIX-NORTHERN DOW 30 SERIES(3)
     Accumulation units outstanding                                                  24,557            23,780           16,116
     Unit value                                                                   $1.009450         $0.795510        $0.945214
     Net assets (thousands)                                                             $25               $19              $15
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      1.27%             1.03%            2.24% (13)
     Total return                                                                    26.89%           (15.84%)          (3.20%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(11)
     Accumulation units outstanding                                                  75,027                 -                -
     Unit value                                                                   $0.866527                 -                -
     Net assets (thousands)                                                             $65                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                     (0.41%)(13)            -                -
     Total return                                                                    31.31%                 -                -


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(3)
     Accumulation units outstanding                                                  36,401            24,611           16,100
     Unit value                                                                   $0.935540         $0.736913        $0.954846
     Net assets (thousands)                                                             $34               $18              $15
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      0.86%             0.51%            0.65% (13)
     Total return                                                                    26.95%           (22.82%)          (2.31%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(2)
     Accumulation units outstanding                                                  78,042           102,558           29,774
     Unit value                                                                   $1.061256         $0.888866        $1.009288
     Net assets (thousands)                                                             $83               $91              $30
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      2.32%             3.32%            3.07% (13)
     Total return                                                                    19.39%           (11.93%)          (0.41%)

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-OAKHURST VALUE EQUITY SERIES(2)
     Accumulation units outstanding                                                  51,307            64,546           31,017
     Unit value                                                                   $0.869474         $0.704720        $0.906328
     Net assets (thousands)                                                             $45               $45              $28
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      0.63%             0.80%            1.14% (13)
     Total return                                                                    23.38%           (22.24%)          (6.93%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                  62,420            45,419            8,277
     Unit value                                                                   $1.438900         $1.024777        $1.125075
     Net assets (thousands)                                                             $90               $47               $9
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.20%)            1.88%            1.47% (13)
     Total return                                                                    40.41%            (8.91%)           6.68%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                  49,522            20,921                -
     Unit value                                                                   $1.386899         $0.967938                -
     Net assets (thousands)                                                             $69               $20                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                     (0.42%)            3.18% (13)           -
     Total return                                                                    43.28%             7.43%                -


     PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                   7,876            24,756           18,331
     Unit value                                                                   $0.730753         $0.569495        $0.847074
     Net assets (thousands)                                                              $6               $14              $16
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.42%)           (0.39%)          (0.30%)(13)
     Total return                                                                    28.32%           (32.77%)         (11.05%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(6)
     Accumulation units outstanding                                                  37,292            43,067                -
     Unit value                                                                   $0.903417         $0.700316                -
     Net assets (thousands)                                                             $34               $30                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                     (0.41%)           (0.41%)(13)           -
     Total return                                                                    29.00%            (4.08%)               -

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
     Accumulation units outstanding                                                  10,561            24,162           17,965
     Unit value                                                                   $0.831085         $0.619346        $0.940890
     Net assets (thousands)                                                              $9               $15              $17
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.42%)           (0.38%)          (0.40%)(13)
     Total return                                                                    34.19%           (34.17%)          (3.18%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Accumulation units outstanding                                                 302,330           151,656                -
     Unit value                                                                   $1.145062         $1.123088                -
     Net assets (thousands)                                                            $346              $170                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                      2.13%            (0.40%)(13)           -
     Total return                                                                     1.96%             3.27%                -


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(3)
     Accumulation units outstanding                                                  27,728            23,657            6,204
     Unit value                                                                   $1.220281         $1.002469        $0.992707
     Net assets (thousands)                                                             $34               $24               $6
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      5.64%             6.34%           (0.43%)(13)
     Total return                                                                    21.73%             0.98%           (2.17%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(4)
     Accumulation units outstanding                                                 241,498           109,914                -
     Unit value                                                                   $1.118989         $0.875309                -
     Net assets (thousands)                                                            $270               $96                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                     (0.19%)           (0.40%)(13)           -
     Total return                                                                    27.84%             6.81%                -


     VIP GROWTH PORTFOLIO(2)
     Accumulation units outstanding                                                  88,913            30,892           17,856
     Unit value                                                                   $0.850626         $0.643192        $0.925169
     Net assets (thousands)                                                             $76               $20              $17
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.31%)           (0.28%)          (0.42%)(13)
     Total return                                                                    32.25%           (30.48%)          (5.37%)

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                  63,722            53,075                -
     Unit value                                                                   $1.073374         $0.861129                -
     Net assets (thousands)                                                             $68               $46                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                      0.64%            (0.40%)(13)           -
     Total return                                                                    24.65%             2.20%                -


     TEMPLETON FOREIGN SECURITIES FUND(2)
     Accumulation units outstanding                                                 270,437            50,112            9,037
     Unit value                                                                   $0.981396         $0.745262        $0.918800
     Net assets (thousands)                                                            $265               $37               $8
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      0.86%             0.85%           (0.44%)(13)
     Total return                                                                    31.68%           (18.89%)          (4.87%)


     TEMPLETON GROWTH SECURITIES FUND(2)
     Accumulation units outstanding                                                  58,867            64,013            8,860
     Unit value                                                                   $1.057517         $0.803540        $0.989754
     Net assets (thousands)                                                             $62               $51               $9
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                      1.40%             0.42%           (0.39%)(13)
     Total return                                                                    31.61%           (18.81%)           0.47%


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(12)
     Accumulation units outstanding                                                   5,733                 -                -
     Unit value                                                                   $0.926703                 -                -
     Net assets (thousands)                                                              $5                 -                -
     Mortality and expense ratio                                                      0.40% (13)            -                -
     Net investment income ratio                                                     (0.43%)(13)            -                -
     Total return                                                                    12.49%                 -                -


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                 118,541            81,756                -
     Unit value                                                                   $1.052254         $0.824362                -
     Net assets (thousands)                                                            $125               $67                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                      0.69%             2.83% (13)           -
     Total return                                                                    27.64%             7.90%                -

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SMALL CAP(2)
     Accumulation units outstanding                                                  35,139            12,743            9,579
     Unit value                                                                   $1.086340         $0.732685        $0.853711
     Net assets (thousands)                                                             $38                $9               $8
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.26%)           (0.40%)          (0.41%)(13)
     Total return                                                                    48.27%           (14.18%)          (6.31%)


     WANGER TWENTY(6)
     Accumulation units outstanding                                                  88,175            14,495                -
     Unit value                                                                   $1.300452         $0.998785                -
     Net assets (thousands)                                                            $115               $14                -
     Mortality and expense ratio                                                      0.40%             0.40% (13)           -
     Net investment income ratio                                                     (0.41%)           (0.40%)(13)           -
     Total return                                                                    30.20%            (0.54%)               -


     WANGER U.S. SMALLER COMPANIES(2)
     Accumulation units outstanding                                                  18,763            39,508           16,579
     Unit value                                                                   $1.199348         $0.840780        $1.014723
     Net assets (thousands)                                                             $23               $33              $17
     Mortality and expense ratio                                                      0.40%             0.40%            0.40% (13)
     Net investment income ratio                                                     (0.41%)           (0.39%)          (0.41%)(13)
     Total return                                                                    42.65%           (17.14%)          (3.61%)

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)




















MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception June 29, 2001 to December 31, 2001.
(2) From inception July 31, 2001 to December 31, 2001.
(3) From inception August 28, 2001 to December 31, 2001.
(4) From inception July 22, 2002 to December 31, 2002.
(5) From inception October 22, 2002 to December 31, 2002.
(6) From inception November 18, 2002 to December 31, 2002.
(7) From inception February 7, 2003 to December 31, 2003.
(8) From inception February 14, 2003 to December 31, 2003.
(9) From inception April 10, 2003 to December 31, 2003.
(10) From inception April 29, 2003 to December 31, 2003.
(11) From inception May 19, 2003 to December 31, 2003.
(12) From inception September 19, 2003 to December 31, 2003.
(13) Annualized.

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                          PHOENIX-                             PHOENIX-DUFF &         PHOENIX-
                                                          ABERDEEN           PHOENIX-AIM         PHELPS REAL          ENGEMANN
                                                        INTERNATIONAL      MID-CAP EQUITY     ESTATE SECURITIES    CAPITAL GROWTH
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period                  -                   -              55,076               24,626
Participant deposits                                                 -                   -                   -                2,629
Participant transfers                                           36,668              66,866              21,751              (27,154)
Participant withdrawals                                         (1,133)               (269)             (2,097)                (101)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   35,535              66,597              74,730                    -
                                                      ==============================================================================


                                                          PHOENIX-                                 PHOENIX-
                                                       ENGEMANN SMALL          PHOENIX-         GOODWIN MULTI-      PHOENIX-JANUS
                                                         & MID-CAP          GOODWIN MONEY        SECTOR FIXED      FLEXIBLE INCOME
                                                        GROWTH SERIES       MARKET SERIES       INCOME SERIES          SERIES
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period                  -             559,522              72,029                    -
Participant deposits                                                 1           1,225,939               1,384                1,204
Participant transfers                                               35          (1,097,497)            (20,149)              99,953
Participant withdrawals                                            (36)            (22,662)             (1,919)                (887)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                        -             665,302              51,345              100,270
                                                      ==============================================================================


                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                        ABBETT BOND-      ABBETT LARGE-CAP    INVESTORS GROWTH     INVESTORS TRUST
                                                      DEBENTURE SERIES      VALUE SERIES        STOCK SERIES            SERIES
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period                  -                   -                   -                    -
Participant deposits                                               519                 245                   -                   11
Participant transfers                                           90,103              71,503              27,021                  (11)
Participant withdrawals                                           (630)               (426)               (262)                   -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   89,992              71,322              26,759                    -
                                                      ==============================================================================


                                                                                                  PHOENIX-             PHOENIX-
                                                                               PHOENIX-           NORTHERN         OAKHURST GROWTH
                                                        PHOENIX-MFS        NORTHERN DOW 30       NASDAQ-100           AND INCOME
                                                        VALUE SERIES           SERIES          INDEX(R) SERIES          SERIES
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period                  -              23,780                   -               24,611
Participant deposits                                               324               1,847                   -                2,006
Participant transfers                                           89,646                   -              75,766               10,946
Participant withdrawals                                           (471)             (1,070)               (739)              (1,162)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   89,499              24,557              75,027               36,401
                                                      ==============================================================================

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                           PHOENIX-
                                                           OAKHURST           PHOENIX-        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          STRATEGIC        OAKHURST VALUE     BERNSTEIN MID-       BERNSTEIN SMALL-
                                                      ALLOCATION SERIES     EQUITY SERIES     CAP VALUE SERIES     CAP VALUE SERIES
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period            102,558              64,546              45,419               20,921
Participant deposits                                             3,233               4,248                 881                    -
Participant transfers                                          (24,527)            (16,144)             17,534               29,157
Participant withdrawals                                         (3,222)             (1,343)             (1,414)                (556)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   78,042              51,307              62,420               49,522
                                                      ==============================================================================

                                                                                                                    FEDERATED FUND
                                                       PHOENIX-SENECA     AIM V.I. CAPITAL     ALGER AMERICAN          FOR U.S.
                                                       MID-CAP GROWTH       APPRECIATION      LEVERAGED ALLCAP        GOVERNMENT
                                                           SERIES               FUND              PORTFOLIO         SECURITIES II
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period             24,756              43,067              24,162              151,656
Participant deposits                                             3,018                   -               2,643               14,937
Participant transfers                                          (19,757)             (4,284)            (16,093)             139,570
Participant withdrawals                                           (141)             (1,491)               (151)              (3,833)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,876              37,292              10,561              302,330
                                                      ==============================================================================

                                                       FEDERATED HIGH
                                                         INCOME BOND
                                                          FUND II --       VIP CONTRAFUND(R)      VIP GROWTH         MUTUAL SHARES
                                                       PRIMARY SHARES         PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period             23,657             109,914              30,892               53,075
Participant deposits                                               590               7,048               2,709                6,750
Participant transfers                                            4,023             127,890              55,807                4,818
Participant withdrawals                                           (542)             (3,354)              (495)                 (921)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   27,728             241,498             88,913                63,722
                                                      ==============================================================================

                                                                                                 SCUDDER VIT
                                                         TEMPLETON           TEMPLETON         EAFE(R) EQUITY        SCUDDER VIT
                                                          FOREIGN              GROWTH              INDEX           EQUITY 500 INDEX
                                                       SECURITIES FUND     SECURITIES FUND         FUND                  FUND
                                                      -----------------   -----------------   -----------------   ------------------
Accumulation units outstanding, beginning of period             50,112              64,013                   -               81,756
Participant deposits                                             1,216               8,444                   -                6,917
Participant transfers                                          220,734             (12,650)              5,761               31,468
Participant withdrawals                                         (1,625)               (940)                (28)              (1,600)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  270,437              58,867               5,733              118,541
                                                      ==============================================================================

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                           WANGER                                 WANGER
                                                        INTERNATIONAL                             SMALLER
                                                          SMALL CAP        WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             12,743              14,495              39,508
Participant deposits                                             1,191                 163               2,061
Participant transfers                                           21,315              74,134             (22,505)
Participant withdrawals                                           (110)               (617)               (301)
                                                      ---------------------------------------------------------
Accumulation units outstanding, end of period                   35,139              88,175              18,763
                                                      =========================================================

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                           SUBACCOUNT
                                           -------------------------------------------------------------------------------
                                                                                      PHOENIX-DUFF &          PHOENIX-
                                               PHOENIX-           PHOENIX-             PHELPS REAL            ENGEMANN
                                             ABERDEEN NEW      DEUTSCHE DOW 30      ESTATE SECURITIES      CAPITAL GROWTH
                                             ASIA SERIES           SERIES                SERIES                SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period                  -                16,116                     -               18,093
Participant deposits                                    -                 8,433                     -                6,718
Participant transfers                              24,818                     -                55,085                    -
Participant withdrawals                                 -                  (769)                   (9)                (185)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,818                23,780                55,076               24,626
                                           ===============================================================================

                                                                   PHOENIX-
                                              PHOENIX-          GOODWIN MULTI-      PHOENIX-HOLLISTER        PHOENIX-MFS
                                           GOODWIN MONEY         SECTOR FIXED          VALUE EQUITY       INVESTORS GROWTH
                                           MARKET SERIES        INCOME SERIES             SERIES            STOCK SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             17,837                17,374                31,017                    -
Participant deposits                            1,343,366                 5,471                13,551                    -
Participant transfers                            (787,730)               49,356                20,864               14,431
Participant withdrawals                           (13,951)                 (172)                 (886)                (153)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                  559,522                72,029                64,546               14,278
                                           ===============================================================================

                                              PHOENIX-             PHOENIX-
                                          OAKHURST GROWTH          OAKHURST          PHOENIX-SANFORD       PHOENIX-SANFORD
                                             AND INCOME           STRATEGIC           BERNSTEIN MID-      BERNSTEIN SMALL-
                                              SERIES          ALLOCATION SERIES      CAP VALUE SERIES     CAP VALUE SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             16,100                29,774                 8,277                    -
Participant deposits                                9,294                11,891                 2,289                    -
Participant transfers                                   -                61,658                34,853               20,947
Participant withdrawals                              (783)                 (765)                    -                  (26)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,611               102,558                45,419               20,921
                                           ===============================================================================

                                                                                                           FEDERATED FUND
                                           PHOENIX-SENECA      AIM V.I. CAPITAL       ALGER AMERICAN          FOR U.S.
                                           MID-CAP GROWTH        APPRECIATION        LEVERAGED ALLCAP        GOVERNMENT
                                               SERIES                FUND               PORTFOLIO           SECURITIES II
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             18,331                     -                17,965                    -
Participant deposits                                6,612                     -                 6,379                    -
Participant transfers                                   -                43,075                     -              152,523
Participant withdrawals                              (187)                   (8)                 (182)                (867)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,756                43,067                24,162              151,656
                                           ===============================================================================

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                           SUBACCOUNT
                                           -------------------------------------------------------------------------------
                                           FEDERATED HIGH
                                            INCOME BOND         VIP CONTRAFUND(R)       VIP GROWTH          MUTUAL SHARES
                                              FUND II              PORTFOLIO             PORTFOLIO         SECURITIES FUND
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period              6,204                     -                17,856                    -
Participant deposits                                2,729                     -                 6,178                    -
Participant transfers                              15,029               110,347                 7,054               53,467
Participant withdrawals                              (305)                 (433)                 (196)                (392)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   23,657               109,914                30,892               53,075
                                           ===============================================================================

                                             TEMPLETON            TEMPLETON           SCUDDER VIT             WANGER
                                              FOREIGN              GROWTH           EQUITY 500 INDEX       INTERNATIONAL
                                          SECURITIES FUND       SECURITIES FUND           FUND               SMALL CAP
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period              9,037                 8,860                     -                9,579
Participant deposits                                3,073                 2,796                     -                3,260
Participant transfers                              37,799                52,833                82,281                    -
Participant withdrawals                               203                  (476)                 (525)                 (96)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   50,112                64,013                81,756               12,743
                                           ===============================================================================

                                                                   WANGER U.S.
                                                                    SMALLER
                                           WANGER TWENTY           COMPANIES
                                           ---------------     ----------------
Units outstanding, beginning of period                  -                16,579
Participant deposits                                    -                 5,402
Participant transfers                              14,512                17,712
Participant withdrawals                               (17)                 (185)
                                           -------------------------------------
Units outstanding, end of period                   14,495                39,508
                                           =====================================

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account, are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age, and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $41,413, $15,567 and $1,632 for the years ended December 31, 2003, 2002 and 2001, respectively.

   Policies which are surrendered during the first five policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums). Surrender fees deducted and paid to Phoenix aggregated $11,274, $4,800 and $1,300 for the years ended December 31, 2003, 2002 and 2001, respectively.

   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes, and a pro-rata portion of the surrender charge that would apply to a full surrender is deducted from the policy value and paid to Phoenix.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, ranging from 0% to 30% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes equal to 3.75% of premiums paid, are paid to Phoenix by a withdrawal of participant units. In the event of a surrender before ten years, any unpaid balance of the sales charges and premium taxes is deducted and paid to Phoenix.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.40% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series.

                          PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                                     PART C

                                     PART C
                                OTHER INFORMATION

ITEM 27.  EXHIBITS

(A)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(B)   CUSTODIAN AGREEMENTS.

      Not applicable.

(C)   UNDERWRITING CONTRACTS

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, filed herewith.

      (2) Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(D)   CONTRACTS

      Version A:

     (1) Estate Edge - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V602 of Depositor is incorporated by reference to Registrant's March 12, 1997 EDGAR filing on Form S-6 (File No. 333-23171).

     (2) Estate Term Rider, Form UR36 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (3) LifePlan Options Rider, Form UR74 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (4) Conditional Exchange Option Rider, Form VR13 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (6) Disability Benefit Rider, Form VR15 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (7) Policy Split Option Rider, Form VR16 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (9) Conversion to Universal Life Rider, Form VR30 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

     (10) Age 100+ Rider, Form VR40 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

      Version B:

     (1) Estate Strategies - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V611 of Depositor, is incorporated by reference to Registrant's February 14, 2001 EDGAR filing on form S-6 (File No. 333-23171).

     (2) Estate Term Rider, Form UR36 of the Depositor, listed under Version A, above.

     (3) LifePlan Options Rider, Form UR74 of the Depositor, listed under Version A, above.

     (4) Conditional Exchange Option Rider, Form VR13 of the Depositor, listed under Version A, above.

     (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor, listed under Version A, above.

     (6) Disability Benefit Rider, Form VR15 of the Depositor, listed under Version A, above.

     (7) Policy Split Option Rider, Form VR16 of the Depositor, listed under Version A, above.

     (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor, listed under Version A, above.

     (9) Conversion to Universal Life Rider, Form VR30 of the Depositor, listed under Version A, above.

     (10) Age 100+ Rider, Form VR41 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171).

(E)   APPLICATIONS

      Version A:
      Form of application for Estate Edge is incorporated by reference to Registrant's September 10, 1997 EDGAR filing on Form S-6 (File No. 033-23171).


      Version B:
      Form of application for Estate Strategies is incorporated by reference to Registrant's February 14, 2001 EDGAR filing on Form S-6 (File No. 333-23171).

(F)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

     (1) Amended and Restated Charter of Phoenix Life Insurance Company dated June 25, 2001, filed herewith.

     (2) By-laws of Phoenix Life Insurance Company dated January 1, 2003, filed herewith.

(G)   REINSURANCE CONTRACTS.

      Not applicable.

(H)   PARTICIPATION AGREEMENTS.

     (1)

      (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

     (2)

      (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated April 18, 1995 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment No. 1 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated December 16, 1996 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

     (3) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. dated July 15, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

     (4)

      (a) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment No. 1 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, dated April 27, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (c) Amendment No. 2 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. dated October 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (5) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP dated December 17, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (6) Participation Agreement among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (7) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (8) Participation Agreement among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. dated March 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (9) Participation agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003, filed herewith.

(I)   ADMINISTRATIVE CONTRACTS.

      (1)Administrative Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed herewith.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed herewith.

(J)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(K)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel of Matthew A. Swendiman, Esq. with respect to the legality of shares being issued, filed herewith.

(L)   ACTUARIAL OPINION.

      Not applicable.

(M)   CALCULATION.

      Not applicable.

(N)   OTHER OPINIONS.

      (1) Consent of Independent Accountants, filed herewith.

      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, filed herewith.

(O)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(P)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(Q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

----------------------------------------------------------------------------------------------------------
Name and Principal Business Address             Positions and Offices with Depositor
----------------------------------------------------------------------------------------------------------
Sal H. Alfiero                                  Director
Protective Industries, LLC
2150 Elmwood Ave.
Buffalo, NY 14207
----------------------------------------------------------------------------------------------------------
Jean Blackwell                                  Director
Cummins Inc.
500 Jackson Street
Columbus, IN  47202-3005
----------------------------------------------------------------------------------------------------------
Peter C. Browning                               Director
McColl School of Business
1900 Selwyn Ave.
Charlotte, NC 28274
----------------------------------------------------------------------------------------------------------
Arthur P. Byrne                                 Director
J.W. Childs Associates
1100 Huntington Ave.
Boston, MA 02199
----------------------------------------------------------------------------------------------------------
Sanford Cloud, Jr.                              Director
The National Conference for Community and
Justice
475 Park Ave., So.
19th Floor
New York, NY 10016-6901
----------------------------------------------------------------------------------------------------------
Richard N. Cooper                               Director
Center for International Affairs
Harvard University
1033 Massachusetts Ave.
Cambridge, MA 02138
----------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                           Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 70019-5389
----------------------------------------------------------------------------------------------------------
Ann Maynard Gray                                Director
----------------------------------------------------------------------------------------------------------
John E. Haire                                   Director
Time, Inc.
1271 Avenue of the Americas (Rm. 39-01)
New York, NY 10020
----------------------------------------------------------------------------------------------------------
Jerry J. Jasinowski                             Director
National Association of Manufacturers
1331 Pennsylvania Avenue, N.W.
Suite 600
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------
Thomas S. Johnson                               Director
GreenPoint Financial Corporation
90 Park Avenue
New York, NY 10016
----------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche                             Director
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, NY 10020
----------------------------------------------------------------------------------------------------------
Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
The Phoenix Companies, Inc.                     Officer, and President
----------------------------------------------------------------------------------------------------------
Michael J. Gilotti***                           Executive Vice President, Wholesaling Distribution &
                                                Marketing
----------------------------------------------------------------------------------------------------------
Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
----------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity Products and
                                                Operations
----------------------------------------------------------------------------------------------------------
Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                Secretary
----------------------------------------------------------------------------------------------------------
John H. Beers*                                  Vice President and Secretary
----------------------------------------------------------------------------------------------------------
Katherine P. Cody*                              Vice President and Treasurer
----------------------------------------------------------------------------------------------------------

    * The principal business address of this individual is One American Row, Hartford, CT 06102
    ** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
    *** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 30. INDEMNIFICATION

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITER.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:

          Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b)  Directors and Executive Officers of PEPCO

          NAME                        POSITION
          ----                        --------
          Daniel T. Geraci*           Director
          Michael J. Gilotti***       Director
          Michael E. Haylon*          Director
          John H. Beers*              Vice President and Secretary
          Glenn H. Pease**            Vice President, Finance and Treasurer
          John F. Sharry**            President, Private Client Group
          Richard J. Wirth*           Vice President, Compliance and Assistant
                                      Secretary

            * The business address of this individual is One American Row,
              Hartford, CT 06102
           ** The business address of this individual is 56 Prospect Street,
              Hartford, CT 06115
          *** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

     (c)  Compensation received by PEPCO during Registrant's last fiscal year:

                     (1)                          (2)                       (3)                (4)              (5)

       NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
       PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
       ---------------------       -------------------------     -------------         -----------      ------------
       PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30th day of April, 2004.



                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                      ----------------------------------------------------------
                                         (Registrant)

                 By:             PHOENIX LIFE INSURANCE COMPANY
                      ----------------------------------------------------------
                                         (Depositor)

                 By:
                      ----------------------------------------------------------
                           *Dona D. Young, President, Chairman of the Board
                                        and Chief Executive Officer

               ATTEST:                  /s/John H. Beers
                        -------------------------------------------
                               John H. Beers, Assistant Secretary



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2004.

                  SIGNATURE                            TITLE
                  ---------                            -----

                                                       Director
----------------------------------------
               *Sal H. Alfiero

                                                       Director
----------------------------------------
               *Jean Blackwell

                                                       Director
----------------------------------------
             *Peter C. Browning

                                                       Director
----------------------------------------
              *Arthur P. Byrne

                                                       Director
----------------------------------------
             *Sanford Cloud, Jr.

                                                       Director
----------------------------------------
             *Richard N. Cooper

                                                       Director
----------------------------------------
              *Gordon J. Davis

                                                       Director
----------------------------------------
              *Ann Maynard Gray

                  SIGNATURE                            TITLE
                  ---------                            -----

                                                       Director
----------------------------------------
               *John E. Haire

                                                       Director
----------------------------------------
            *Jerry J. Jasinowski

                                                       Director
----------------------------------------
             *Thomas S. Johnson

                                                       Director
----------------------------------------
            *Marilyn E. LaMarche

                                                       Director
----------------------------------------
              *Robert G. Wilson

                                                       Director, President,
                                                       Chairman of the Board and
----------------------------------------               Chief Executive Officer.
               *Dona D. Young


  By: /s/ Richard J. Wirth
     ------------------------------------
  * Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney on file with the Depositor.

                                      S-2